LORD ABBETT
                                          Tax-Fund
                                   Income Fund

                       o National o New York o Texas o New Jersey o Connecticut
                       o Missouri o Hawaii o Washington o Minnesota o California

                                                              1997 ANNUAL REPORT

                               [GRAPHIC:  kite with USA Flag print]

                                                          Portfolios with the
                                                          objective of providing
                                                          you with high
                                                          tax-free income

                                     [LOGO]

            Report to Shareholders

            For the Fiscal Year Ended September 30, 1997

[PHOTO:  Robert S. Dow]

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

OCTOBER 17, 1997

"...we will continue to focus
on high-quality bonds
with an emphasis on call
protection..."


Lord Abbett Tax-Free Income Fund completed its fiscal year on September 30, 1997 with aggregate net assets of $1.9 billion. (See inside front cover for net assets and performance of each Series.)

Over the past year, your Fund increased holdings in more defensive securities (such as prerefunded and shorter term bonds), which tend to be more stable during periods of market volatility. Portfolios in the Fund held approximately 35% of these bonds at the close of the fiscal year. As yields came down over the past twelve months, many issuers "prerefunded" their bonds, leading to an increased overall supply of municipal issues in September. Issuers "prerefund" their bonds when rates decline by issuing newer, lower yielding debt and using the proceeds to pay off the first bond at its first call date. (The call date is the date upon which an issuer may redeem a bond.)

Overall, credit quality (which evaluates an issuer's ability to repay debt) has improved as many municipalities cut deficits and improved the performance of their operations. Due to the relatively small difference in yield between lower rated and higher rated bonds, we did not sacrifice much in the way of yield by continuing to focus on high-quality bonds.

We are encouraged by the continued issuance of essential service revenue bonds, which finance, among other things, airport, transportation and water and sewer projects. We believe the relatively small difference in interest rates between, for example, AAA-rated and A-rated bonds may increase as the economy slows. Should this occur, it would offer us the opportunity to purchase more AA- and A-rated bonds.

In the coming months, we will continue to focus on high-quality bonds with an emphasis on call protection (assurance by the issuer that a bond will not be redeemed before a specific date), especially during periods of decreased supply in municipal bonds.

Our outlook through the end of 1997 into 1998 is for the economy to grow at a rate averaging less than 2 1/2%, with inflation averaging about 3% or less. Should the economy show signs of rapid growth or if inflation picks up, we believe the Federal Reserve Board would move to raise short-term interest rates again, in the hopes of maintaining a moderate economic environment.

Thank you for your continued confidence in Lord Abbett Tax-Free Income Fund. We look forward to helping you attain your financial goals in the years ahead.

Fund Facts

All series managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 9/30/97.

Lord Abbett's Focus on Quality

   [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

                       AAA         AA          A           BBB          N/R
                       --------    --------    --------    --------     --------
National Series        64.5%       19.3%       10.3%        5.8%(1)     0.1%(2)
New York Series        67.4%       11.1%        9.7%       11.8%(1)
Connecticut Series     57.5%       16.5%       19.9%        6.1%(1)
Missouri Series        72.5%       20.7%        3.4%        3.4%(1)
Hawaii Series          73.2%        9.3%       17.0%        0.5%
Texas Series           58.1%       25.3%       14.3%        2.3%
New Jersey Series      76.8%        9.2%        8.7%        5.3%(1)
Washington Series      71.8%       16.6%       11.0%        0.6%
Minnesota Series       53.1%       33.3%       13.6%
California Series      81.1%       11.5%        6.1%        1.3%


Lord Abbett's Tax-Free Record and SEC-Required Information as of 9/30/97

                                                      National      New York       Texas     New Jersey        Connecticut
                                                     Series(3)     Series(3)      Series         Series             Series
----------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                       4/2/84        4/2/84     1/20/87         1/2/91             4/1/91
Net Assets (in millions)                                $646.7        $300.5       $91.3         $184.5             $119.9
Distribution Rate at Net Asset Value                     5.12%         5.22%       5.31%          4.96%              5.18%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(5)
at Net Asset Value:
 1 Year                                                  9.30%         8.01%       9.25%          8.25%              8.56%
10 Years or Life of Series                               8.79%         8.23%       9.15%          8.21%(6)           7.80%(6)
30-Day SEC Yield                                         4.57%         4.55%       4.32%          4.40%              4.47%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at
the Class A Share Maximum Offering Price:
 1 Year                                                  4.10%         2.80%       4.10%          3.10%              3.30%
 5 Years                                                 5.63%         4.70%       5.87%          5.93%              5.76%
10 Years or Life of Series                               8.27%         7.71%       8.61%          7.43%(6)           7.00%(6)


                                                     Missouri          Hawaii        Washington        Minnesota        California
                                                       Series          Series            Series           Series         Series(3)
------------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                     5/31/91        10/28/91           4/15/92         12/27/94         7/15/96(4)
Net Assets (in millions)                               $140.3           $79.1             $66.2            $10.5            $273.0
Distribution Rate at Net Asset Value                    4.94%           4.97%             5.12%            5.47%             5.04%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(5)
at Net Asset Value:
 1 Year                                                 8.22%           8.42%             9.82%            8.97%             8.39%
10 Years or Life of Series                              7.66%(6)        7.22%(6)          7.72%(6)         8.54%(6)          8.55%
30-Day SEC Yield                                        4.71%           4.51%             4.97%            4.49%             4.78%
------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at
the Class A Share Maximum Offering Price:
 1 Year                                                 3.10%           3.20%             4.50%            3.80%             3.20%
 5 Years                                                5.27%           5.73%             6.04%               --             4.95%
10 Years or Life of Series                              6.83%(6)        6.33%(6)          6.76%(6)         6.66%(6)          8.03%

(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

(2) N/R bonds are not rated by either an independent rating service or by Lord, Abbett & Co. because, under the criteria used for rating securities, they do not qualify for a rating.

(3) For specific Class share performance, please see each Series' Financial Highlights (pages 29, 30 and 35).

(4) Predecessor established 9/3/85.

(5) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Series.

(6) Since inception.

    The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

    The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

    See Important Information on page 1.

IMPORTANT INFORMATION

As of 9/30/97, no Series of the Fund had more than 9% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. ARIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 12/31/97, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

          Statement of Net Assets
          NATIONAL SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
Prerefunded 19.45%

          Azle TX Indpt Sch Dist Ser A 6% 2/15/2022                                            AAA       $ 2,455M      $  2,559,338
          Boulder Valley CO Sch Dist Ser A 6.30% 12/1/2013                                     AAA         1,000M         1,090,000
          Chattanooga-Hamilton Co TN Hosp Auth Rev/Erlanger Ser B
          RIBS FSA+ 9.875% 5/25/2021++                                                         AAA         2,000M         2,410,000
          Clermont Co OH Hosp Facs Ser A 7 1/2% 9/1/2019                                       AAA           285M           319,556
          Clermont Co OH Hosp Facs Ser A AMBAC+ 7 1/2% 9/1/2019                                AAA           965M         1,045,819
          Colorado Springs CO Util Rev 6.10% 11/15/2024                                        AAA         1,500M         1,653,750
          Colorado Springs Util Sys 9 7/8% 11/15/2012                                          AAA         2,000M         2,360,000
          Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
          MBIA+ 7.10% 7/1/2025                                                                 AAA         1,000M         1,096,250
          District of Columbia Rev MBIA+ 7.15% 4/1/2021                                        AAA         1,000M         1,057,500
          Fulton Co GA Hosp Auth Rev Ser B MBIA+ 6.60% 10/1/2011                               AAA         3,000M         3,360,000
          Georgia Muni Elec Auth Pwr Rev FGIC+ 6% 1/1/2025                                     AAA         2,950M         3,023,750
          Glendale AZ Ind Dev Auth Ed Facs Rev CNLA+ 7 1/8% 7/1/2020                           AAA         1,000M         1,182,500
          Greene Co PA Gen Facs Auth Ser A 7% 7/1/2011                                         AAA         5,825M         6,465,750
          Harris Co TX Ser A 7.70% 5/1/2003                                                    AAA           415M           437,825
          Harris Co TX Ser A 6 1/8% 8/15/2020                                                  AAA         9,375M        10,394,531
          Indiana Univ Bldg Auth Ser N 10 1/8% 7/1/2010                                        AAA           710M           852,000
          Intermountain UT Pwr Auth Ser A 7 3/4% 7/1/2020                                      AAA           225M           235,904
          Kansas City MO Arpt Rev Ser B CGIC+ 6 7/8% 9/1/2014                                  AAA         2,400M         2,772,000
          Louisville & Jefferson Co KY Metro Sewer Dist Sewer & Drain Sys
          AMBAC+ 6 3/4% 5/15/2016                                                              AAA         5,010M         5,774,025
          Maryland St Health & Higher Ed Facs Auth Rev 8 1/4% 7/1/2018                         AAA         2,600M         2,736,422
          Massachusetts St Health & Ed Facs Auth Rev Brigham & Womens
          MBIA+ 6 3/4% 7/1/2024                                                                AAA         3,425M         3,788,906
          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
          8% 8/15/2019                                                                         AAA         2,000M         2,245,000
          Mississippi Hosp Equip & Facs Auth Ser A 8 3/4% 1/1/2016                             AAA         1,000M         1,151,250
          Montgomery AL Med Clinic Bd 7% 3/1/2015                                              AAA           445M           483,381
          New Jersey St Ed Facs Auth Rev MBIA+ 6.85% 7/1/2019                                  AAA           610M           650,413
          New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev FGIC+
          6 3/4% 6/15/2014                                                                     AAA           390M           413,400
          New York St Dorm Auth Rev Cons Ser D 8 1/8% 7/1/2008                                 AAA         2,500M         2,625,275
          New York St Dorm Auth Rev Ser B 8 1/8% 7/1/2008                                      AAA         1,500M         1,576,200
          New York St Med Care Facs Fin Agy Rev Ser A 8% 2/15/2027                             AAA         2,265M         2,315,963
          Norman OK Regl Hosp Auth Hosp Rev MBIA+ 6 3/4% 9/1/2011                              AAA         1,000M         1,108,750
          Plano TX Indpt Sch Dist FGIC+ 8 5/8% 2/15/2002                                       AAA         1,000M         1,136,250
          Puerto Rico Commonwealth 8% 7/1/2007                                                 AAA           375M           392,115
          Puerto Rico Commonwealth Hwy 6 5/8% 7/1/2018                                         AAA           372M           415,576
          Puerto Rico Commonwealth Hwy Auth Rev Ser S 6 1/2% 7/1/2022                          AAA           150M           166,688

          Statement of Net Assets
          NATIONAL SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Puerto Rico Ind Med & Environmental/Catholic Univ 9 3/8% 12/1/2007                   AAA       $ 2,000M      $  2,058,240
          Raleigh NC Pkg Fac Lease Ctfs Part Rpda Prjt 6 3/4% 1/1/2012                         AAA         6,095M         6,552,125
          Savannah GA Economic Dev Auth Rev Zero Coupon 12/1/2021                              AAA        12,500M         3,281,250
          Spartanburg SC Wtr Wks Rev FGIC+ 6 1/8% 6/1/2026                                     AAA         5,000M         5,606,250
          St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                                       AAA         7,120M         8,001,100
          Tacoma WA Elec Sys Rev RIBS AMBAC+ 8.84% 1/2/2015++                                  AAA        13,900M        16,384,625
          Uintah Co UT Poll Ctrl Rev 84-F-2 10 1/2% 6/15/2014                                  AAA         1,000M         1,208,750
          University ND Univ Rev 10 5/8% 4/1/2009                                              AAA         1,000M         1,203,750
          Virginia St Trans Bd Trans Contract Rev 6 3/8% 5/15/2020                             AAA         1,500M         1,625,625
          Weber Co UT Muni Bldg Auth Lease Rev 7 1/2% 12/15/2019                               AAA         3,000M         3,596,250
          Western MI Univ Rev Gen FGIC+ 6 1/8% 11/15/2022                                      AAA         6,325M         6,957,500
          Total                                                                                                         125,771,552
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 2.59%

          California St 5.60% 9/1/2021                                                           A         7,900M         8,097,500
          Georgia St Ser C 6 1/4% 8/1/2013                                                     Aaa           300M           342,750
          Louisiana St Ser A AMBAC+ 6 1/2% 5/1/2011                                            AAA         1,000M         1,087,500
          Nevada St Muni Bd Bk Prjt No 52 Ser A 6% 5/15/2021                                    AA           700M           742,875
          New York St Ser B 6% 8/15/2018                                                         A           200M           208,500
          Ohio St 6.20% 8/1/2013                                                                AA           750M           825,938
          Oregon St Veterans Welfare Ser 76A AMT+++ 6.05% 10/1/2028                             AA         1,370M         1,436,788
          Puerto Rico Commonwealth AMBAC+ 5.40% 7/1/2025                                       AAA         1,500M         1,507,500
          Texas St Ser A AMT+++ 6.30% 6/1/2014                                                  AA           340M           350,200
          Texas St Wtr Dev Bd 7.15% 8/1/2035                                                    AA         1,915M         2,166,344
          Total                                                                                                          16,765,895
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 4.69%

          Anne Arundel Co MD 6.30% 8/1/2014                                                     AA         2,510M         2,767,275
          Anne Arundel Co MD 6.30% 8/1/2015                                                     AA         2,510M         2,767,275
          Anne Arundel Co MD 6.30% 8/1/2023                                                     AA           505M           550,450
          Atlanta GA Ser A 6.10% 12/1/2019                                                      AA         2,980M         3,181,150
          College Station TX Indpt Sch 4 3/4% 8/15/2019                                        AAA         1,235M         1,140,831
          El Paso Co CO Sch Dist No 11 Colorado Springs 7.10% 12/1/2018                         Aa         1,200M         1,492,500
          Fayette Co GA Sch Dist 6 1/8% 3/1/2015                                                Aa         1,000M         1,075,000
          Finneytown OH Loc Sch Dist FGIC+ 6.20% 12/1/2017                                     AAA           375M           422,344
          Kilmarnock VA 6 1/4% 3/1/2027                                                        BBB**       1,430M         1,485,413
          Lucas Co OH FGIC+ 6 1/2% 12/1/2016                                                   AAA           750M           840,000
          North Providence RI MBIA+ 6 1/8% 7/1/2016                                            AAA         1,410M         1,535,138
          Plymouth-Canton MI Comm Sch Dist Ser C 6 1/2% 5/1/2016                                AA         1,000M         1,080,000
          Ringgold PA Sch Dist FSA+ 6 1/4% 2/1/2022                                            AAA         1,550M         1,664,313
          Riverside VA Regl Jail Auth MBIA+ 6% 7/1/2025                                        AAA         6,750M         7,129,688
          University City MO Sch Dist MBIA+ 10% 2/15/2008                                      AAA         2,250M         3,186,563
          Total                                                                                                          30,317,940
-----------------------------------------------------------------------------------------------------------------------============
Education 14.36%

          Arkansas St Student Loan Auth Rev Ser B AMT+++ 7 1/4% 6/1/2009                         A         3,500M         3,976,875
          California Ed Facs Auth Ser N 5.35% 6/1/2027                                         AAA        10,390M        10,428,963
          Connecticut St Higher Ed Supplemental Loan Auth Ser A
          AMT+++ 7 3/8% 11/15/2005                                                               A            80M            83,200
          District of Columbia Rev RIBS 8.896% 4/25/2022++                                       A         4,000M         4,535,000
          District of Columbia Rev Ref/Georgetown Univ MBIA+ 6% 4/1/2018                       AAA         1,000M         1,025,000
          District of Columbia Rev/Georgetown Univ Ser B 7.15% 4/1/2021                          A           350M           369,688
          District of Columbia Rev/Howard Univ Ser F 7 1/4% 10/1/2020                            A         2,890M         3,110,363
          Georgetown Univ DC Ser A Exchanged 8 1/4% 4/1/2018                                     A         1,500M         1,559,475
          Indiana St Ed Facs Auth Rev 6.65% 3/1/2019                                           Aaa        11,600M        12,803,500
          Marietta GA Dev Auth Rev Ser B FSA+ 6 1/4% 9/1/2025                                  AAA         1,090M         1,177,200
          Massachusetts St Health & Ed Facs Auth Rev CNLA+ 6% 7/1/2023                         AAA         1,175M         1,220,531

          Statement of Net Assets
          NATIONAL SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Massachusetts St Health & Ed Facs Auth Rev Ser P 5 5/8% 11/1/2026                    AAA       $ 2,000M      $  2,052,500
          Missouri St Health & Ed Facs Auth Rev AMBAC+ 6 1/2% 8/1/2016                         AAA         1,000M         1,082,500
          New Jersey Economic Dev Sch Rev 7% 5/1/2020                                          BBB**       1,000M         1,028,750
          New York St Dorm Auth Rev 5% 7/1/2017                                                Baa           750M           704,063
          Northern IL Univ Rev FGIC+ 5 3/4% 4/1/2022                                           Aaa         5,000M         5,125,000
          Ohio St Ed Loan Rev Ser A-1 AMBAC+ 5.85% 12/1/2019                                   AAA         6,250M         6,414,063
          Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.107% 3/1/2022++                       AAA         3,000M         3,191,250
          Private Colleges & Univ Facs Auth GA Rev 6.40% 10/1/2023                              Aa           310M           333,250
          Rhode Island St Health & Ed Bldg Corp 6% 9/1/2025                                     Aa         7,465M         7,894,238
          Rockingham Co VA Ind Dev Auth Rev 6% 10/1/2023                                       Baa           360M           365,400
          Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                                        A           650M           689,813
          University MN Ser A 5 1/2% 7/1/2021                                                   AA         6,000M         6,232,500
          University MO Univ Rev 5 1/2% 11/1/2021                                               AA         4,000M         4,060,000
          University NM Tech Dev Corp Lease Rev/Univ Ctr Res Pk Prjt
          MBIA+ 6.55% 8/15/2025                                                                AAA         1,410M         1,582,725
          Vermont Ed & Health Bldgs Fin Agy 6% 11/1/2013                                        AA         1,450M         1,556,938
          Vermont Ed & Health Bldgs Fin Agy 7.05% 10/1/2016                                      A         2,000M         2,205,000
          Virginia St Pub Sch Auth Ser A 6.20% 8/1/2014                                         AA         1,500M         1,618,125
          Western MI Univ Rev FGIC+ 5 1/8% 11/15/2022                                          AAA         3,250M         3,128,125
          Western MI Univ Rev Ser B AMBAC+ 6 3/4% 7/15/2011                                    AAA         3,000M         3,288,750
          Total                                                                                                          92,842,785
-----------------------------------------------------------------------------------------------------------------------============
Finance 2.60%

          Cumberland Co NC Ctf Civic Ctr Ser A AMBAC+ 6.40% 12/1/2019                          AAA         2,800M         3,076,500
          Cumberland Co NC Ctf Ser A AMBAC+ 6.40% 12/1/2024                                    AAA           500M           549,375
          Delaware Valley PA Regl Fin Auth Loc Govt Rev Ser C AMBAC+ 7 3/4% 7/1/2027           AAA         1,000M         1,362,500
          Dinwiddie Co VA Ind Dev 6% 2/1/2018                                                  BBB**         650M           669,500
          Indiana Bd Bk Rev Guarantee/St Revolving Fd PG Ser A 6 3/4% 2/1/2017                 AAA           500M           547,500
          Indianapolis IN Loc Pub Imp Ser D 6 1/2% 2/1/2022                                      A         3,250M         3,269,253
          Iowa St Fin Auth Rev 6 1/4% 5/1/2024                                                   A         3,400M         3,672,000
          St Louis MO Fin Corp Leasehold Rev Ser A AMBAC+ 6% 2/15/2019                         AAA         3,500M         3,692,500
          Total                                                                                                          16,839,128
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 11.59%

          Albany OR Hosp Fac Auth Rev 5 5/8% 10/1/2017                                         BBB**         350M           340,375
          Armstrong Co PA Hosp Auth Health Ctr Rev MBIA+ 6 1/2% 12/1/2021                      AAA         2,795M         2,966,194
          Augusta Co VA Ind Dev Auth Hosp Rev AMBAC+ 6 5/8% 9/1/2012                           AAA           925M         1,012,875
          Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7% 7/1/2020                     AAA         1,000M         1,078,750
          Connecticut St Health & Ed/William Backus Hosp Ser D
          AMBAC+ 5 3/4% 7/1/2027                                                               AAA           500M           517,500
          Dalton GA Dev Auth Rev MBIA+ 5 1/2% 8/15/2026                                        AAA        10,000M        10,287,500
          Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA
          MBIA+ 6% 8/1/2016                                                                    AAA           500M           530,625
          Illinois Health Facs Auth Rev CNLA+ 6% 2/15/2026                                     AAA         1,000M         1,041,250
          Illinois Health Facs Auth Rev Alexian Brothers Med Ctr Prjt
          FSA+ 7 1/8% 1/1/2021                                                                 Aaa         4,860M         5,297,400
          Indiana Co PA Hosp Auth Rev 7 1/8% 7/1/2023                                            A         1,500M         1,651,875
          Kershaw Co SC Hosp Facs Rev 8% 9/15/2017                                             Baa         1,435M         1,540,831
          Lancaster Co Hosp Auth Ser A MBIA+ 5 3/8% 6/1/2019                                   AAA         2,750M         2,736,250
          Louisiana Pub Fin Auth Hosp RIBS FSA+ 6.493% 7/22/2024++                             AAA         4,900M         4,716,250
          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
          6 3/4% 12/1/2013                                                                       A         1,000M         1,096,250
          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
          MBIA+ 6 3/4% 8/15/2014                                                               AAA         1,300M         1,399,125
          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
          6.90% 10/15/2022                                                                       A           700M           772,625
          Mississippi Hosp Equip & Facs Auth Rev 6% 1/1/2016                                   BBB           600M           607,500

          Statement of Net Assets
          NATIONAL SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Montgomery AL Med Clinic Bd Unrefunded Balance 7% 3/1/2015                             A       $ 1,305M      $  1,381,669
          Montgomery Co TX Health Facs Dev Corp Health Facs Rev FSA+
          Zero Coupon 7/15/2023                                                                AAA        17,165M         4,119,600
          New Jersey Health Care Facs Fin Auth Rev/St Peters Med Ctr
          MBIA+ 8.60% 7/1/2017                                                                 AAA           400M           413,044
          New Jersey Health Care Facs Ser C MBIA+ 6 5/8% 7/1/2010                              AAA           250M           264,688
          New York St Med Care Facs Fin Agy Rev Ser A 8 7/8% 8/15/2007                         BBB         1,105M         1,131,244
          New York St Mtge Agy Rev Zero Coupon 10/1/2014                                        Aa         4,995M         1,027,871
          Norfolk VA Ind Dev Auth Rev Hosp/Childrens Hosp Kings Grp
          AMBAC+ 6 1/2% 6/1/2021                                                               AAA         1,150M         1,231,938
          Oregon Health Science Univ Rev Ser A MBIA+ Zero Coupon 7/1/2021                      AAA        17,440M         4,883,200
          Philadelphia PA Hosp & Higher Ed Facs Auth Hosp 6.20% 5/1/2011                       BBB         3,000M         3,116,250
          Philadelphia PA Hosp & Higher Ed Facs Auth Rev 6 1/2% 7/1/2027                       BBB**         500M           501,875
          Rhode Island St Health & Ed Bldg Corp Rev 5.70% 7/1/2015                             BBB**       1,000M           985,000
          Rhode Island St Health & Ed Bldg Corp Rev 5.80% 7/1/2020                             BBB**         725M           712,313
          Rhode Island St Health & Ed Bldg Corp Rev 6 1/4% 8/15/2022                           BBB**       1,000M         1,030,000
          Rochester MN Health Care Ser H RIBS 7.885% 11/15/2015++                               AA         9,350M        10,483,688
          Scottsdale AZ Ind Dev Auth Hosp Rev Ser A AMBAC+ 6 1/8% 9/1/2017                     AAA         3,520M         3,823,600
          St Paul MN Hsg & Redev Auth Hosp Rev Ser B 9 5/8% 11/1/2008                          Baa           960M           982,906
          Wisconsin Health & Ed Facs Auth Rev MBIA+ 6 1/2% 8/15/2011                           AAA         1,140M         1,239,750
          Total                                                                                                          74,921,811
-----------------------------------------------------------------------------------------------------------------------============
Housing 10.14%

          Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 8% 7/1/2015                    BBB**           890M           905,575
          Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge 6.30% 7/1/2016                     A           500M           531,875
          Bexar Co TX Hsg Fin Corp GNMA+ AMT+++ 8.20% 4/1/2022                                 AAA           835M           880,925
          Clayton Co GA Hsg Auth Multi-Fam Hsg Rev FSA+ 5.70% 7/1/2023                         AAA         1,000M         1,012,500
          Colorado Hsg & Fin Auth Ser A AMT+++ 6.65% 10/1/2028                                  AA         2,620M         2,803,400
          Colorado Hsg & Fin Auth Ser A AMT+++ 6.80% 10/1/2037                                  AA         2,515M         2,687,906
          Colorado Hsg & Fin Auth Ser C FHA+ 8 3/4% 9/1/2017                                    AA           115M           117,981
          Connecticut St Hsg Fin Auth 6.20% 5/15/2017                                           AA           420M           445,200
          Connecticut St Hsg Fin Auth AMBAC+ 5 5/8% 6/15/2027                                  AAA         1,000M         1,018,750
          Connecticut St Hsg Fin Auth Ser A Sub Ser A-2
          FHA+ AMT+++ 7.20% 11/15/2008                                                          AA           500M           536,250
          De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                                       AAA         1,430M         1,578,363
          Fulton Co GA Hsg Auth Multi-Fam Hsg Rev 6 3/8% 1/1/2027                                A         2,900M         3,034,125
          Georgia St Hsg & Fin Auth Rev AMT+++ 5.85% 12/1/2028                                  AA           500M           513,125
          Georgia St Hsg & Fin Auth Rev Ser A Sing Fam Mtge A Sub Ser A-2
          6.45% 12/1/2027                                                                       AA           250M           267,188
          Georgia St Hsg & Fin Auth Rev Ser A Sub Ser A-2 AMT+++ 6.40% 12/1/2015                AA         2,000M         2,132,500
          Georgia St Hsg & Fin Auth Rev Sing Fam Mtge Ser B Sub Ser B-2
          FHA+ AMT+++ 6.55% 12/1/2027                                                           AA         2,000M         2,142,500
          Idaho Hsg Agy Ser F FHA+ AMT+++ 7.45% 7/1/2015                                       Aaa         1,210M         1,321,925
          Illinois Hsg Dev Auth FHA+ AMT+++ 7.10% 12/1/2034                                    AAA         1,500M         1,631,250
          Illinois Hsg Dev Auth Fam Hsg/Lawndale FHA+ AMT+++ 6.80% 12/1/2016                   AAA         1,000M         1,085,000
          Indiana St Hsg Fin Auth Ser D GNMA+ 7.80% 1/1/2022                                   Aaa         1,000M         1,045,000
          Jefferson Co KY Multi-Fam Rev 8 1/4% 5/1/2010                                        N/R***        400M           368,500
          Kentucky Hsg Corp Hsg Rev Ser B AMT+++ 6.10% 7/1/2016                                AAA         1,205M         1,260,731
          Kentucky Hsg Corp Hsg Rev Ser D-1 FHA+ AMT+++ 6.80% 1/1/2024                         AAA           660M           702,075
          Maine St Hsg Auth Mtge Pur Ser A-2 AMT+++ 6 3/4% 11/15/2035                           AA           980M         1,049,825
          Marion Co OR Hsg Auth Rev Sr Hsg/Elliott Residence
          GNMA+ AMT+++ 7 1/2% 10/20/2037                                                       AAA         2,170M         2,419,550
          Maryland Sing Fam Mtge FHA/VA+ AMT+++ 7.85% 4/1/2029                                  Aa           785M           829,156
          Maryland St Comm Dev Admin Sing Fam 7th Ser AMT+++ 7.30% 4/1/2025                     Aa           495M           537,075
          Massachusetts Hsg Fin Auth AMT+++ 8.10% 6/1/2020                                      Aa         1,300M         1,346,319

          Statement of Net Assets
          NATIONAL SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Massachusetts St Hsg Fin Agy Hsg Rev Rental-Mtge Ser A
          AMBAC/FHA+ AMT+++ 7.35% 1/1/2035                                                     AAA       $ 1,460M      $  1,627,900
          Massachusetts St Hsg Fin Agy Hsg Ser 29 AMT+++ 6 3/4% 6/1/2026                        Aa         1,425M         1,537,219
          Michigan St Hsg Dev Auth AMT+++ 6.20% 6/1/2027                                        AA         2,500M         2,618,750
          Minneapolis St Paul MN Hsg Fin Bd Rev FNMA+ AMT+++ 6 1/4% 11/1/2030                  AAA         1,000M         1,070,000
          Missouri St Hsg Dev Comm GNMA+ AMT+++ 7 3/8% 8/1/2023                                AAA           645M           689,344
          New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++ 7.90% 10/1/2022                  AAA         2,345M         2,488,631
          North Carolina Hsg Fin Agy Sing Fam Rev Ser BB AMT+++ 6 1/4% 3/1/2012                 Aa         1,290M         1,367,400
          North Dakota St Hsg Fin Agy Rev Ser B AMT+++ 5.85% 7/1/2028                           Aa         1,500M         1,533,750
          Ohio Hsg Fin Auth Ser C GNMA+ AMT+++ 7.85% 9/1/2021                                  AAA           515M           552,338
          Portland OR Hsg Auth Multi-Fam Rev Ser A 5.70% 1/1/2028                                A         1,070M         1,079,363
          Radcliff KY Hsg Auth 8 1/4% 5/1/2010                                                 N/R***        330M           304,013
          Seattle WA Hsg Auth Low Income Hsg Assistance Rev
          GNMA+ 7.40% 11/20/2036                                                               AAA         3,892M         4,407,690
          Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 7 1/8% 7/1/2026                                A         3,280M         3,583,400
          Utah St Hsg Fin Agy Sing Fam Ser A-2 FHA+ AMT+++ 7 3/4% 1/1/2023                      AA           275M           292,875
          Vermont Hsg Fin Auth Ser B FHA/VA+ AMT+++ 8.10% 6/1/2022                               A         1,645M         1,708,727
          Virginia St Hsg Dev Auth 7.10% 1/1/2022                                               Aa         5,100M         5,450,625
          Wyoming Co Dev Auth Hsg Rev AMT+++ 6.35% 6/1/2029                                     AA         1,000M         1,055,000
          Total                                                                                                          65,571,594
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 3.37%

          Brazos River Auth TX MBIA+ 8.10% 5/1/2019                                            AAA         3,000M         3,127,860
          Butler AL Ind Bd Solid Waste Disp Rev/James River Corp
          AMT+++ 8% 9/1/2028                                                                   BBB         1,500M         1,708,125
          Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025                           AAA         2,500M         2,856,250
          Delaware Economic Dev Auth Ser A MBIA+ AMT+++ 7.60% 3/1/2020                         AAA         2,000M         2,170,000
          Henrico Co VA Ind Dev Auth Rev 7 1/8% 8/1/2021                                        AA         3,095M         3,559,250
          Hillsborough Co FL Ind Dev Auth Rev Tampa Elec Prjt 8% 5/1/2022                       Aa         2,955M         3,453,656
          Missouri St Environmental Imp & Energy Rev/Union Elec Ser A 7.40% 5/1/2020            AA         1,000M         1,087,500
          New York St Energy Res & Dev Auth Rev MBIA+ AMT+++ 5.95% 9/1/2033                    AAA         3,000M         3,018,750
          Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7 3/8% 10/1/2020                       A           650M           834,438
          Total                                                                                                          21,815,829
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.02%

          Buncombe Co NC Ctfs Part 6 5/8% 12/1/2010                                              A         3,750M         4,096,875
          Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev MBIA+ 5 5/8% 10/1/2026             AAA        11,250M        11,896,875
          CDP-King Co III WA Lease Rev MBIA+ 5 1/4% 6/1/2026                                   AAA         1,185M         1,149,450
          Rhode Island Depositors Economic Protn Corp Spcl Oblig MBIA+ 6% 8/1/2017             AAA         2,650M         2,805,688
          Richmond KY Dist Ct Facs Corp Rev 5 1/4% 2/1/2023                                      A         1,260M         1,233,225
          St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 7 7/8% 12/1/2024                        BBB**       3,500M         3,801,875
          Teller Co CO Ctfs Part AMT+++ 5 7/8% 12/1/2024                                         A         1,000M         1,020,000
          Total                                                                                                          26,003,988
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 3.55%

          Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024                              AAA           450M           473,063
          Essex Co NY Ind Dev Agy Poll Ctrl Rev AMT+++ 5.70% 7/1/2016                            A         1,350M         1,383,750
          Essex Co NY Ind Dev Agy Poll Ctrl Rev Ser B 5.55% 1/1/2014                             A         1,000M         1,018,750
          La Crosse WI Res Recovery Rev MBIA+ AMT+++ 6% 11/1/2021                              AAA         7,000M         7,560,000
          Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 7.20% 7/1/2016               Aa         3,250M         3,725,313
          Monroe Co MI Poll Ctrl Rev FGIC+ AMT+++ 7.65% 9/1/2020                               AAA         8,000M         8,800,000
          Total                                                                                                          22,960,876
-----------------------------------------------------------------------------------------------------------------------============
Power 10.59%

          Camden Co NJ Muni Util Auth Sys FGIC+ 8 1/4% 12/1/2017                               AAA         3,920M         4,026,310
          Florida St Muni Pwr Agy Rev AMBAC+ 4 1/2% 10/1/2027                                  AAA         3,975M         3,443,344
          Hamilton City OH Elec Ser B FGIC+ 6.30% 10/15/2025                                   AAA         7,555M         8,121,625
          Hawaii St Dept Bdg & Fin RIBS AMT+++ 6.807% 12/15/2023++                             AAA         2,000M         1,980,000
          Intermountain Pwr Agy UT Pwr Supply Rev Reg Pars TCRS
          LINK AMBAC+ 5.60% 7/1/2021                                                           AAA         6,400M         6,440,000

          Statement of Net Assets
          NATIONAL SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Kansas City KS Util Sys Rev FGIC+ 6 3/8% 9/1/2023                                    AAA       $ 5,000M      $  5,493,750
          Lewis Co WA Pub Util Dist No 1 5 1/2% 10/1/2022                                       AA           375M           374,531
          Michigan Pub Pwr Agy Rev Ref-Belle River Prjt Ser B 5% 1/1/2019                       AA         5,000M         4,700,000
          Milwaukee WI Loc Dist AMT+++ 6.85% 10/1/2021                                          AA           500M           542,500
          Nebraska Pub Pwr Dist Rev 6 1/8% 1/1/2015                                              A         3,700M         3,945,125
          New York St Energy Res & Dev/Con Edison AMT+++ 9 1/4% 9/15/2022                        A         1,100M         1,145,111
          North Carolina Eastern Muni Pwr Ser A FSA+ 5% 1/1/2021                               AAA         5,600M         5,334,000
          Puerto Rico Elec Pwr Auth RIBS FSA+ 8.208% 7/1/2023                                  AAA         2,500M         2,725,000
          Puerto Rico Elec Pwr Auth Ser D 7 1/8% 7/1/2014                                      BBB         2,255M         2,393,119
          Tacoma WA Elec Sys Rev LINK AMBAC+ 4.07% 1/2/2015++                                  AAA         3,000M         3,000,000
          Washington St Pub Pwr Supply Sys Nuclear Ser B 5 1/8% 7/1/2017                        Aa         8,000M         7,620,000
          Western Generation Agy OR Cogeneration Prjt Rev Ser B
          AMT+++ 7.40% 1/1/2016                                                                BBB**       1,500M         1,606,875
          Wisconsin St Pub Pwr Supply Sys Rev RIBS AMBAC+ 7% 7/1/2014++                        AAA         5,500M         5,596,250
          Total                                                                                                          68,487,540
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste .55%

          Broward Co FL Resource Recovery Rev 7.95% 12/1/2008                                    A         1,705M         1,860,581
          Broward Co FL Wtr & Sewer Solid Waste 7.95% 12/1/2008                                  A             2M             2,183
          Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015                               Aaa           900M           990,000
          Northeast MD Waste Disp Auth Solid Waste Rev MBIA+ 6.30% 7/1/2016                    AAA           650M           696,313
          Total                                                                                                           3,549,077
-----------------------------------------------------------------------------------------------------------------------============
Transportation 8.34%

          Albuquerque NM Arpt Rev Ref 7.60% 7/1/2008                                             A         1,000M         1,027,950
          Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60% 7/1/2016                           AAA         2,400M         2,598,000
          Arapahoe Co CO Cap Imp Tr Fd Hwy Rev 7% 8/31/2026                                    Baa         8,750M        10,368,750
          Clark Co NV Passenger Fac Charge Rev AMBAC+ 6% 7/1/2022                              AAA         3,000M         3,131,250
          Denver CO Arpt Rev Ser A MBIA+ 5.60% 11/15/2020                                      AAA           500M           505,000
          Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                                    AAA           500M           534,375
          Massachusetts St Port Auth 6% 7/1/2023                                                Aa           950M           991,563
          Massachusetts St Tnpk Auth Met Hwy Sys Rev Ser A
          MBIA+ Zero Coupon 1/1/2029                                                           AAA        50,000M         9,000,000
          Ohio St Tnpk Comm Rev Ser A MBIA+ 5 1/2% 2/15/2026                                   AAA        14,910M        15,003,188
          Pensacola FL Arpt Rev MBIA+ AMT+++ 6 1/8% 10/1/2018                                  AAA         1,000M         1,026,250
          Port Auth NY & NJ 6 7/8% 1/1/2025                                                     AA         5,740M         6,062,875
          Port Auth NY & NJ 70th Ser AMT+++ 7 1/4% 8/1/2025                                     AA           500M           536,875
          Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                                     Baa         1,025M         1,028,844
          Rhode Island St Tnpk & Brdg Auth Rev 5.35% 12/1/2017                                   A         1,000M           973,750
          San Joaquin Hills CA Trans Corridor Agy Toll Rd Rev Zero Coupon 1/1/2025             AAA         5,000M         1,168,750
          Total                                                                                                          53,957,420
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.72%

          Cherokee Co GA Wtr & Sewer Auth Rev MBIA+ 5.20% 8/1/2025                             AAA           880M           872,300
          Dauphin Co PA Ind Dev Auth Wtr Dev Ser A AMT+++ 6.90% 6/1/2024                         A         1,500M         1,785,000
          Fairfax Co VA Wtr Auth 5% 4/1/2021                                                    AA         7,950M         7,691,625
          Foothill/Eastern Corridor Agy CA Toll Rd Ser A Zero Coupon 1/1/2030                  Baa         4,325M           686,594
          Garden City KS Sewer Disp Rev AMT+++ 5 3/4% 9/1/2017                                 BBB         1,000M         1,003,750
          Hamilton OH Wtr Wks Rev Ser A MBIA+ 6.30% 10/15/2021                                 AAA         1,000M         1,063,750
          Houston TX Wtr & Sewer Sys Rev Ser D FGIC+ 5% 12/1/2025                              AAA           750M           705,008
          Lexington SC Wtr & Sewer Rev 5.45% 4/1/2019                                           AA         2,320M         2,320,000
          Metropolitan Govt Nashville & Davidson Co TN Wtr & Sewer
          RIBS AMBAC+ 6.075% 1/1/2022++                                                        AAA         5,500M         5,788,750
          Metropolitan Govt Nashville Wtr & Sewer RIBS AMBAC+ 8.317% 1/1/2022++                AAA        12,000M        13,440,000
          Milledgeville GA Wtr & Sewer Rev FSA+ 6% 12/1/2021                                   AAA           500M           550,000
          New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev
          AMBAC+ 6.20% 6/15/2021                                                               AAA         1,000M         1,060,000
          Springfield IL Wtr Rev 6 1/2% 3/1/2015                                                AA         1,500M         1,563,750

          Statement of Net Assets
          NATIONAL SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                                           A       $ 1,860M      $  1,934,400
          Virginia St Res Auth Wtr & Sewer Sys Rev 5 1/4% 11/1/2017                             AA         1,330M         1,334,988
          Virginia St Res Auth Wtr & Sewer Sys Rev 5.30% 11/1/2022                              AA         1,720M         1,687,750
          Total                                                                                                          43,487,665
          -------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 102.56% (Cost $636,107,977)                                                             663,293,100
===================================================================================================================================
Other Assets, Less Liabilities (2.56)%
===================================================================================================================================
Other Assets

Short-Term Securities

          Texas TX Ser A 4 3/4% 8/31/1998 (Cost $3,831,496)                                   MIG1         3,800M         3,832,528
-----------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                        768,900
-----------------------------------------------------------------------------------------------------------------------============
Receivable for:

          Interest                                                                                                        8,993,826
          Capital stock sold                                                                                                332,647
          Securities sold                                                                                                37,896,480
          Other                                                                                                               4,673
          Total Other Assets                                                                                             51,829,054
          -------------------------------------------------------------------------------------------------------------============
Payable for:

          Capital stock reacquired                                                                                          810,400
          Securities purchased                                                                                           64,561,864
          Distributions                                                                                                   2,013,996
          Other                                                                                                             999,680
          -------------------------------------------------------------------------------------------------------------------------
          Total Other Assets, Less Liabilities                                                                          (16,556,886)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $646,736,214
===================================================================================================================================

          Class A Shares -- Net asset value ($602,007,291 / 52,448,819 shares outstanding)                                   $11.48
          Class B Shares -- Net asset value ($2,935,358 / 255,307 shares outstanding)                                        $11.50
          Class C Shares -- Net asset value ($41,793,565 / 3,637,661 shares outstanding)                                     $11.49

        * Ratings have not been audited by Deloitte & Touche LLP.
       ** This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
      *** N/R bonds have not been rated by an independent rating service.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          NEW YORK SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
Prerefunded 18.45%
          New York City Muni Wtr Fin Auth Ser A FGIC+ 6% 6/15/2019                             AAA       $ 2,000M      $  2,065,000
          New York NY Ser A 7 3/4% 8/15/2014                                                   AAA         3,125M         3,558,594
          New York NY Ser D 9 1/2% 8/1/2002                                                    AAA         1,380M         1,656,000
          New York NY Ser D 8% 8/1/2019                                                        AAA         1,970M         2,260,575
          New York St Dorm Auth Rev 7.70% 5/15/2012                                            AAA         6,000M         6,652,500
          New York St Dorm Auth Rev Ser A 7 5/8% 7/1/2020                                      AAA         1,400M         1,552,250
          New York St Dorm Auth Rev/City Univ Ser C FGIC+ 7% 7/1/2014                          AAA         4,600M         4,973,750
          New York St Med Care Facs Fin Agy Rev Ser A 7 1/2% 2/15/2021                         AAA        11,215M        12,574,819
          Puerto Rico Commonwealth Aqu & Sewer Auth Rev 10 1/4% 7/1/2009                       AAA         1,000M         1,411,250
          Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 7 7/8% 7/1/2017                  AAA         1,000M         1,050,510
          Puerto Rico Commonwealth G.O. 7.30% 7/1/2020                                         AAA           300M           331,125
          Puerto Rico Commonwealth Hwy Ser P 8 1/8% 7/1/2013                                   AAA           850M           894,481
          Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                                      AAA         6,200M         6,518,804

          Statement of Net Assets
          NEW YORK SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Puerto Rico G.O. Ser A 7 3/4% 7/1/2017                                               AAA       $ 1,750M      $  1,887,813
          United Nations Dev Corp Ser A 6% 7/1/2026                                            AAA         4,300M         4,719,250
          United Nations Dev Corp Ser B 6 1/4% 7/1/2026                                        AAA         3,000M         3,330,000
          Total                                                                                                          55,436,721
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.30%

          Puerto Rico Commonwealth RIBS FSA+ 7.692% 7/1/2020++                                 AAA        12,000M        12,930,000
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local .42%

          Bethlehem NY MBIA+ 7.20% 3/1/2022                                                    AAA         1,080M         1,250,100
-----------------------------------------------------------------------------------------------------------------------============
Education 9.45%

          Hempstead Town NY Ind Dev Agy/Hofstra Univ MBIA+ 5.80% 7/1/2015                      AAA           750M           782,812
          New York City Ind Dev Agy/New Sch For Social Research MBIA+ 5 3/4% 9/1/2015          AAA         1,335M         1,375,050
          New York St Dorm Auth Rev 5% 7/1/2017                                                Baa         1,000M           938,750
          New York St Dorm Auth Rev/St Univ Ed Facs Ser A 5 1/2% 5/15/2026                     BBB            75M            74,063
          New York St Dorm Auth Rev/City Univ Ser U MBIA+ 6.45% 7/1/2005                       AAA           300M           336,750
          New York St Dorm Auth Rev/City Univ 2nd Ser MBIA+ 6 7/8% 7/1/2014                    AAA         5,650M         6,441,000
          New York St Dorm Auth Rev/Colgate Univ MBIA+ 6% 7/1/2016                             AAA         1,000M         1,103,750
          New York St Dorm Auth Rev/Cornell Univ Ser A 7 3/8% 7/1/2020                          AA         5,075M         5,557,125
          New York St Dorm Auth Rev/Spcl Act Sch Dists MBIA+ 6% 7/1/2016                       AAA         1,400M         1,478,750
          New York St Dorm Auth Rev/St Univ Ed Fac Ser A 5 1/4% 5/15/2021                      BBB         1,025M         1,007,062
          New York St Dorm Auth Rev/St Univ Ed Fac Ser B 7 1/2% 5/15/2011                      BBB         5,000M         6,050,000
          New York St Dorm Auth Rev/Univ Rochester Ser A 6.40% 7/1/2013                          A         2,030M         2,202,550
          New York St Dorm Auth Rev/Upstate Cmnty Colleges 6.20% 7/1/2015                      Baa         1,000M         1,048,750
          Total                                                                                                          28,396,412
-----------------------------------------------------------------------------------------------------------------------============
Finance 3.42%

          Municipal Assistance Corp NY Ser 66 7 3/4% 7/1/2008                                   Aa           265M           285,869
          New York St Loc Govt Assistance Corp Ser A 6 1/2% 4/1/2020                             A         9,360M         9,991,800
          Total                                                                                                          10,277,669
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 10.79%

          New York City Health & Hosp Corp LINK AMBAC+ 5.7% 2/15/2023                          AAA           600M           604,500
          New York City Health & Hosp Corp RIBS AMBAC+ 7.24% 2/15/2023                         AAA         6,000M         6,120,000
          New York St Dorm Auth Rev 5 3/8% 7/1/2012                                            BBB           750M           742,500
          New York St Dorm Auth Rev 5.60% 7/1/2027                                             AAA         1,000M         1,006,250
          New York St Dorm Auth Rev AMBAC+ 5 3/8% 8/1/2027                                     AAA         1,000M           977,500
          New York St Dorm Auth Rev Dept of Health 5 5/8% 7/1/2012                             Baa         2,000M         2,040,000
          New York St Dorm Auth Rev Mental Health Svcs Facs B 5 3/4% 2/15/2010                 BBB         1,500M         1,560,000
          New York St Dorm Auth Rev Mental Health Svcs Facs B 5 3/4% 2/15/2011                 BBB         1,385M         1,421,356
          New York St Dorm Auth Rev Mental Health Svcs Facs Imp B 6% 8/15/2012                 BBB         1,460M         1,564,025
          New York St Dorm Auth Rev Mental Health Svcs Facs Imp D 6% 8/15/2021                 BBB         1,000M         1,036,250
          New York St Dorm Auth Rev Ser B 5 3/4% 2/15/2012                                     BBB         1,155M         1,195,425
          New York St Med Care Facs Agy Rev Unrefunded Balance 7.80% 2/15/2019                 BBB           355M           377,187
          New York St Med Care Facs Fin/Beth Israel MBIA+ 7 1/2% 11/1/2010                     AAA         1,250M         1,384,375
          New York St Med Care Facs Fin/Mental Health Ser A 7 1/2% 2/15/2021                   BBB         3,955M         4,380,162
          New York St Med Care Facs Fin/North Shore Univ Hosp
          MBIA+ 7.20% 11/1/2020                                                                AAA         7,340M         8,028,125
          Total                                                                                                          32,437,655
-----------------------------------------------------------------------------------------------------------------------============
Housing 2.14%

          New York St Mtge Agy Rev AMT+++ 5.80% 10/1/2028                                      Aaa           500M           504,375
          New York St Mtge Agy Rev Ser 41 MBIA+ 6.45% 10/1/2014                                AAA         2,990M         3,199,300
          New York St Mtge Agy Rev Ser 44 FHA+ AMT+++ 7 1/2% 4/1/2026                           Aa         2,495M         2,741,380
          Total                                                                                                           6,445,055
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 2.02%

          New York St Energy Res & Dev Auth Poll Ctrl Rev
          MBIA+ AMT+++ 5.95% 9/1/2033                                                          AAA         1,000M         1,006,250
          Puerto Rico Pub Bldg Auth Rev Gtd Ser B 5 1/4% 7/1/2021                                A         2,500M         2,431,250
          Puerto Rico Pub Bldg Auth Rev Gtd Ser B AMBAC+ 5% 7/1/2027                           AAA         2,000M         1,910,000
          Puerto Rico Tel Auth Rev RIBS MBIA+ 6.925% 1/16/2015++                               AAA           700M           720,125
          Total                                                                                                           6,067,625
-----------------------------------------------------------------------------------------------------------------------============

          Statement of Net Assets
          NEW YORK SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
Miscellaneous 1.99%

          New York St Urban Dev Corp Rev 5 1/4% 4/1/2012                                       Baa        $1,765M      $  1,725,287
          New York St Urban Dev Corp Rev 5.70% 4/1/2020                                        Baa         4,150M         4,253,750
          Total                                                                                                           5,979,037
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 4.45%

          Essex Co NY Ind Dev Agy Poll Ctrl Rev Ser B 5.55% 1/1/2014                             A           305M           310,719
          New York St Environmental Facs Poll Ctrl Rev St Wtr Ser A 7 1/2% 6/15/2012            Aa         7,000M         7,682,500
          New York St Environmental Facs Poll Ctrl Rev St Wtr Ser E 6 7/8% 6/15/2014            Aa         4,780M         5,371,525
          Total                                                                                                          13,364,744
-----------------------------------------------------------------------------------------------------------------------============
Power 16.90%

          New York St Energy Res & Dev/Bklyn Union Gas Ser A
          MBIA+ AMT+++ 6 3/4% 2/1/2024                                                         AAA        13,000M        14,218,750
          New York St Energy Res & Dev/Bklyn Union Gas Ser B
          RIBS AMT+++ 9.676% 7/1/2026++                                                          A         4,000M         5,020,000
          New York St Energy Res & Dev/Central Hudson Gas & Elec
          MBIA+ AMT+++ 8 3/8% 12/1/2028                                                        AAA         2,215M         2,370,050
          New York St Energy Res & Dev/Con Edison Ser A
          MBIA+ AMT+++ 7 1/8% 12/1/2029                                                        AAA         2,500M         2,843,750
          New York St Energy Res & Dev/Con Edison Ser B AMT+++ 7 3/8% 7/1/2024                   A         1,465M         1,514,444
          New York St Energy Res & Dev Poll Ctrl Rev/Niagara Mohawk
          FGIC+ 7.20% 7/1/2029                                                                 AAA        11,750M        13,512,500
          New York St Pwr Auth 6 1/2% 1/1/2019                                                  Aa         1,460M         1,589,575
          Port Auth NY & NJ Spcl Oblig Rev 5th Install-SPL PJ-KIAC-4
          AMT+++ 6 3/4% 10/1/2019                                                              Baa**       2,970M         3,200,175
          Puerto Rico Elec Pwr Auth Rev Ser U 6% 7/1/2014                                        A         2,250M         2,373,750
          Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8 5/8% 7/1/2018++                          AAA         3,500M         4,130,000
          Total                                                                                                          50,772,994
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste .79%

          Dutchess Co Resource Recovery Ser A FGIC+ 7 1/2% 1/1/2009                            AAA         2,200M         2,378,750
-----------------------------------------------------------------------------------------------------------------------============
Transportation 15.71%

          Metropolitan Trans Auth NY Commuter Facs Rev Ser A FGIC+ 6% 7/1/2016                 AAA         2,000M         2,140,000
          Metropolitan Trans Auth NY Commuter Facs Rev Ser A FGIC+ 6% 7/1/2021                 AAA         4,000M         4,235,000
          Metropolitan Trans Auth NY Commuter Facs Rev Ser A FGIC+ 6.10% 7/1/2026              AAA         2,000M         2,137,500
          Metropolitan Trans Auth NY Svc Contract Trans Facs Ser O 5 3/4% 7/1/2008             Baa         1,000M         1,058,750
          Nassau Co NY Auth Rev Ser B 5 1/4% 10/1/2026                                         AAA           600M           577,500
          New York St Hwy Auth Svc Contract Rev Loc Hwy & Brdg 5% 4/1/2017                     Baa         1,500M         1,411,875
          Port Auth NY & NJ AMT+++ 6% 7/1/2015                                                  AA           350M           363,563
          Port Auth NY & NJ 6 7/8% 1/1/2025                                                     AA         1,000M         1,056,250
          Port Auth NY & NJ Cons Ninety-Second Ser 4 3/4% 1/15/2029                             AA           520M           466,050
          Port Auth NY & NJ Spcl Oblig Rev/JFK Intl Air Terminal-6
          MBIA+ AMT+++ 5 3/4% 12/1/2025                                                        AAA        25,150M        25,684,437
          Triborough Brdg & Tunl Auth NY Revs 5.20% 1/1/2027                                    Aa         3,000M         2,895,000
          Triborough Brdg & Tunl Auth Ser L 8 1/8% 1/1/2012                                     Aa         4,000M         4,118,160
          Triborough Brdg & Tunl Auth Ser X 6 1/2% 1/1/2019                                     Aa         1,000M         1,066,250
          Total                                                                                                          47,210,335
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer  8.28%

          Buffalo NY Muni Wtr Fin Auth FGIC+ 5% 7/1/2025                                       AAA           750M           715,313
          Buffalo NY Muni Wtr Fin Auth Wtr & Sewer Sys Rev FGIC+ 5 3/4% 7/1/2021               AAA           500M           515,000
          New York City Muni Wtr Fin Auth Ser A FGIC+ 6 1/4% 6/15/2021                         AAA         3,500M         3,644,375
          New York City Muni Wtr Fin Auth Ser A MBIA+ 6% 6/15/2025                             AAA         5,000M         5,237,500
          New York Environmental Facs Corp Poll Ctrl Rev MBIA+ 5% 6/15/2013                    AAA         1,950M         1,913,438
          New York NY City Muni Wtr & Sewer Sys Ser A 5 1/8% 6/15/2017                           A         3,175M         3,067,844
          New York NY City Muni Wtr & Sewer Sys Ser A 6% 6/15/2025                               A         2,000M         2,082,500
          New York NY City Muni Wtr & Sewer Sys Ser B MBIA+ 5 3/4% 6/15/2026                   AAA         6,000M         6,157,500
          New York NY City Muni Wtr & Sewer Sys Ser B MBIA+ 5 3/4% 6/15/2026                   AAA         1,500M         1,541,250
          Total                                                                                                          24,874,720
          -------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 99.11% (Cost $284,149,693)                                                              297,821,817
          -------------------------------------------------------------------------------------------------------------============

          Statement of Net Assets
          NEW YORK SERIES September 30, 1997

                                                                                                                       Market Value
===================================================================================================================================
Other Assets, Less Liabilities .89%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                               $  2,668,081
===================================================================================================================================
Net Assets 100.00%                                                                                                     $300,489,898
===================================================================================================================================

          Class A Shares -- Net asset value ($294,286,071 / 26,670,004 shares outstanding)                                   $11.03

          Class C Shares -- Net asset value ($6,203,827 / 562,889 shares outstanding)                                        $11.02

        * Ratings have not been audited by Deloitte & Touche LLP.
       ** This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.


          Statement of Net Assets
          TEXAS SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
Prerefunded 29.36%

          Austin TX Util Sys Rev 11 1/8% 11/15/2009                                            AAA       $ 3,845M       $ 4,388,106
          Austin TX Util Sys Rev 11.30% 11/15/2014                                             AAA         1,665M         1,906,425
          Austin TX Util Sys Rev 8% 11/15/2016                                                 AAA         1,000M         1,125,000
          Austin TX Util Sys Rev Ser B 7.80% 11/15/2012                                        AAA           640M           678,400
          Azle TX Indpt Sch Dist Ser A 6% 2/15/2022                                            AAA         4,000M         4,170,000
          Board of Regents TX A&M Univ Rev 7.80% 8/15/2009                                     AAA           900M           930,339
          Dallas Co TX Flood Ctrl Dist No 1 9 1/4% 4/1/2010                                    AAA         1,460M         1,848,725
          Dallas Co TX Util & Reclamation Dist MBIA+ 8.30% 2/15/2016                           AAA           700M           711,410
          Harris Co TX Toll Rd Sub Lien Ser A 6.10% 8/15/2016                                  AAA         2,640M         2,923,800
          Houston TX Arpt Sys Rev MBIA+ AMT+++ 8.20% 7/1/2017                                  AAA         1,500M         1,583,160
          Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021                               AAA           305M           336,263
          Houston TX Wtr & Sewer Sys Rev Prior Lien MBIA+ 7.40% 12/1/2018                      AAA         1,000M         1,113,750
          Lower CO River Auth TX Rev MBIA+ 7 5/8% 1/1/2016                                     AAA           925M           951,844
          Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                                   AAA         1,250M         1,396,875
          Texas St 8.30% 12/1/2016                                                             AAA         2,275M         2,474,063
          Texas St Tnpk Auth Dallas Northwy Rev AMBAC+ 7 1/8% 1/1/2015                         AAA           250M           264,063
          Total                                                                                                          26,802,223
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 22.77%

          Texas St Ser A AMT+++ 6.30% 6/1/2014                                                  AA           390M           401,700
          Texas St Ser A-1 RIBS 6.87% 12/1/2023++                                               AA         6,000M         6,150,000
          Texas St Ser B-1 & B-2 LINK 6.199% 9/30/2011                                          AA        11,000M        12,430,000
          Texas St Wtr Dev Bd 7.15% 8/1/2035                                                    AA         1,600M         1,810,000
          Total                                                                                                          20,791,700
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 3.38%

          Bastrop TX Indpt Sch Dist Zero Coupon 2/15/2020                                      AAA         1,000M           293,750
          Bastrop TX Indpt Sch Dist Zero Coupon 2/15/2022                                      AAA         1,000M           263,750
          College Station TX Indpt Sch 4 3/4% 8/15/2018                                        AAA         1,200M         1,110,000
          College Station TX Indpt Sch 4 1/2% 8/15/2019                                        AAA         1,590M         1,417,088
          Total                                                                                                           3,084,588
-----------------------------------------------------------------------------------------------------------------------============
Education .87%

          Texas St Higher Ed 7.70% 10/1/2025                                                     A           750M           795,932
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 18.52%

          Amarillo TX Health Facs Corp LINK FSA+ 6.562% 1/1/2022                               AAA         3,600M         3,883,500
          Amarillo TX Health Facs Corp RIBS FSA+ 8.967% 1/1/2022++                             AAA         2,250M         2,638,125
          Bexar Co TX Health Facs MBIA+ 7 1/2% 8/15/2010                                       AAA           750M           831,563
          Brazos Co TX Health Fac Dev Corp Franciscan MBIA+ 5 3/8% 1/1/2028                    AAA         3,500M         3,430,000

          Statement of Net Assets
          TEXAS SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Montgomery Co TX Health Facs Dev Corp Health Facs Rev
          FSA+ Zero Coupon 7/15/2023                                                           AAA       $ 5,000M       $ 1,200,000
          North Cent TX Health Fac Dev Corp Rev Ser B MBIA+ 5 3/4% 2/15/2011                   AAA         2,000M         2,120,000
          Texarkana TX Health Facs Ser B MBIA+ 6% 10/1/2018                                    AAA         1,260M         1,360,800
          Texarkana TX Health Facs Ser B MBIA+ 6% 10/1/2019                                    AAA         1,335M         1,445,138
          Total                                                                                                          16,909,126
-----------------------------------------------------------------------------------------------------------------------============
Housing .73%

          Dallas TX Hsg Corp Cap Prjt/Estell Village Apts Ser A 7 7/8% 12/1/2009               BBB           530M           551,200
          Texas Hsg Agy Ser D AMT+++ 8.40% 1/1/2021                                             Aa           105M           109,594
          Total                                                                                                             660,794
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 17.57%

          Brazos River Auth TX 8 1/4% 5/1/2019                                                   A         1,000M         1,042,110
          Brazos River Auth TX Ser B MBIA+ 8.10% 5/1/2019                                      AAA           950M           990,489
          Harris Co TX Ind Dev Corp Marine Term & Wtr Poll Ctrl Rev 6 5/8% 2/1/2024            BBB         1,500M         1,629,375
          Matagorda Co TX Nav Dist No 1 Poll Ctrl Rev Ref/Cent Power
          FGIC+ 7.70% 2/1/2019                                                                 AAA           240M           247,529
          Orange Co TX Nav & Port Dist Ind Dev Corp Rev Ref-North 6 3/8% 2/1/2017               AA         2,400M         2,610,000
          Puerto Rico Ind Med & Environmental Ctrl/Baxter Lab Ser A 8% 9/1/2012                  A         2,315M         2,462,581
          Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7 3/8% 10/1/2020                       A         5,500M         7,060,625
          Total                                                                                                          16,042,709
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue .69%

          Trinity River Auth TX Poll Ctrl Rev/Texas Instruments AMT+++ 6.20% 3/1/2020            A           605M           630,713
-----------------------------------------------------------------------------------------------------------------------============
Power .56%

          Lower CO River Auth Rev Ser B AMBAC+ 6% 1/1/2015                                     AAA           500M           512,500
-----------------------------------------------------------------------------------------------------------------------============
Transportation 3.07%

          Dallas-Fort Worth TX Regl Arpt MBIA+ AMT+++ 5 3/4% 11/1/2024                         AAA         2,000M         2,022,500
          Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 5 1/2% 7/1/2036                A           775M           781,781
          Total                                                                                                           2,804,281
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 4.19%

          Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021                               AAA         2,695M         2,971,238
          Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                                           A           475M           494,000
          Texas Wtr Resource Fin Auth AMBAC+ 7 1/2% 8/15/2013                                  AAA           350M           364,438
          Total                                                                                                           3,829,676
-----------------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 101.71% (Cost $88,444,700)                                                               92,864,242
===================================================================================================================================
Other Assets, Less Liabilities (1.71)%
===================================================================================================================================
Other Assets

Short-Term Securities

          Texas TX Ser A 4 3/4% 8/31/1998 (Cost $1,411,840)                                   MIG1         1,400M         1,411,984
-----------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                         63,864
-----------------------------------------------------------------------------------------------------------------------============
Receivable for:

          Interest                                                                                                        1,728,006
          Capital stock sold                                                                                                 44,269
          Securities sold                                                                                                 9,824,768
          Other                                                                                                                 302
          Total Other Assets                                                                                             13,073,193
-----------------------------------------------------------------------------------------------------------------------============
Payable for:

          Capital stock reacquired                                                                                           28,433
          Securities purchased                                                                                           14,160,913
          Distributions                                                                                                     295,945
          Other                                                                                                             151,270
          -------------------------------------------------------------------------------------------------------------------------
          Total Other Assets, Less Liabilities                                                                           (1,563,368)
===================================================================================================================================
Net Assets 100.00%                                                                                                      $91,300,874
===================================================================================================================================

          Net asset value ($91,300,874 / 8,779,126 shares outstanding)                                                       $10.40

        * Ratings have not been audited by Deloitte & Touche LLP.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          NEW JERSEY SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Prerefunded 13.09%
          Essex Co NJ Imp Auth Lease/Jail & Youth Hse Prjts AMBAC+ 7% 12/1/2024                AAA       $ 5,175M      $  6,080,625
          Hudson Co NJ Util Auth Util Sys Rev 10% 7/1/2011                                     AAA         1,000M         1,241,250
          Monmouth Co NJ MBIA+ 6 7/8% 8/1/2012                                                 AAA           500M           546,250
          New Jersey Economic Dev Auth 6 3/4% 6/15/2012                                        AAA         2,275M         2,513,875
          New Jersey Health Care Facs Fin Auth Ser B 8 1/4% 7/1/2020                           AAA         2,570M         2,891,250
          New Jersey Wastewtr Treatment Trust 7% 5/15/2006                                     AAA           425M           452,094
          New Jersey Wastewtr Treatment Trust 6 7/8% 6/15/2009                                 AAA         1,750M         1,905,312
          North Brunswick Twp NJ Bd Ed 6.30% 2/1/2014                                          AAA         1,000M         1,110,000
          Port Auth NY & NJ 7.35% 10/1/2027                                                    AAA         2,500M         2,856,250
          Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                                   AAA           283M           316,387
          Puerto Rico Pub Bldg Auth Ser L 6 7/8% 7/1/2021                                      AAA           200M           225,500
          South Brunswick Twp NJ Bd Ed FGIC+ 6.40% 8/1/2024                                    AAA         1,600M         1,802,000
          Tinton Falls NJ Sch Bd Ed FSA+ 6 1/2% 6/15/2017                                      AAA         1,000M         1,093,750
          Union Co NJ Ser L 6 1/2% 2/1/2011                                                    AAA         1,000M         1,088,750
          University of Puerto Rico Ser L 6 1/2% 6/1/2013                                      AAA            25M            25,468
          Total                                                                                                          24,148,761
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.99%

          Puerto Rico Commonwealth RIBS MBIA+ 7.584% 7/1/2008++                                AAA         5,000M         5,581,250
          Puerto Rico Commonwealth 6 1/2% 7/1/2023                                               A         1,000M         1,102,500
          Puerto Rico Commonwealth AMBAC+ 5.40% 7/1/2025                                       AAA         1,500M         1,507,500
          Puerto Rico Commonwealth MBIA+ 5.40% 7/1/2025                                        AAA         1,000M         1,005,000
          Total                                                                                                           9,196,250
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 7.86%

          Jersey City NJ Ser A 5 1/4% 10/1/2016                                                 AA           950M           951,187
          Keansburg NJ 6.80% 12/1/2010                                                           A         1,000M         1,115,000
          Millburn Twp NJ Sch Dist 5.35% 7/15/2018                                             Aaa         1,150M         1,181,625
          Millburn Twp NJ Sch Dist 5.35% 7/15/2019                                             Aaa         1,100M         1,131,625
          Morristown NJ FSA+ 6 1/2% 8/1/2019                                                   AAA         3,440M         3,857,100
          Paterson NJ FSA+ 9.30% 2/15/2004                                                     AAA         4,200M         5,307,750
          Pohatcong Twp NJ Sch Dist FSA+ 5.95% 7/15/2023                                       AAA           650M           687,375
          Pohatcong Twp NJ Sch Dist FSA+ 5.95% 7/15/2026                                       AAA           250M           264,375
          Total                                                                                                          14,496,037
-----------------------------------------------------------------------------------------------------------------------============
Education 6.27%

          Lodi NJ Bd Ed Ctfs Part MBIA+ 5.70% 9/15/2021                                        AAA         1,725M         1,776,750
          New Jersey Economic Dev Auth Rev Ser B MBIA+ 6 1/4% 5/15/2025                        AAA         6,000M         6,495,000
          New Jersey Economic Dev Sch Rev 7% 5/1/2020                                          BBB**       1,800M         1,851,750
          New Jersey St Ed Facs Rev MBIA+ 6.85% 7/1/2019                                       Aaa           540M           573,075
          Rutgers St Univ NJ Ser P 6.85% 5/1/2021                                               AA           800M           866,000
          Total                                                                                                          11,562,575
-----------------------------------------------------------------------------------------------------------------------============
Finance .57%

          Hamilton Twp NJ Bd Ed Ser B FSA+ 7% 12/15/2015                                       AAA           970M         1,058,512
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 9.82%

          New Jersey Economic Dev Auth Rev Ser A MBIA+ 5 3/8% 7/1/2027                         Aaa         1,500M         1,492,500
          New Jersey Health Care Facs Fin Auth Rev AMBAC+ 5 1/4% 7/1/2020                      AAA         2,410M         2,382,888
          New Jersey Health Care Facs Fin Auth Rev/Bayonne Hosp FSA+ 6 1/4% 7/1/2012           AAA         1,600M         1,750,000
          New Jersey Health Care Facs Fin Auth Rev Ser A AMBAC+ 7% 7/1/2020                    AAA         5,000M         5,375,000
          New Jersey Health Care Facs Ser A FHA+ 7 1/4% 2/15/2021                               AA         1,485M         1,616,794
          New Jersey Health Care Facs Ser B FHA+ 6 1/2% 2/1/2022                               AAA           940M         1,006,975
          New Jersey Health Care Facs Ser C FSA+ 6 3/4% 7/1/2020                               AAA         2,665M         2,868,206
          Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs FHA+ 6 1/4% 8/1/2032        AAA           500M           536,250
          Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs Gr A
          MBIA+ 6 1/4% 7/1/2024                                                                AAA         1,000M         1,080,000
-----------------------------------------------------------------------------------------------------------------------============
          Total                                                                                                          18,108,613
-----------------------------------------------------------------------------------------------------------------------============
Housing 4.98%

          New Jersey St Hsg & Mtge Fin MBIA+ AMT+++ 7.70% 10/1/2029                            AAA           875M           916,562
          New Jersey St Hsg & Mtge Fin Agy Ser B MBIA+ AMT+++ 7.90% 10/1/2022                  AAA         6,795M         7,211,194

          Statement of Net Assets
          NEW JERSEY SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
          Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65% 10/15/2022                       AAA        $  405M      $    428,794
          Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A GNMA+ AMT+++
          6 1/2% 3/1/2025                                                                      AAA           600M           633,000
          Total                                                                                                           9,189,550
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 3.35%

          New Jersey Economic Dev Auth AMT+++ 7 1/4% 3/1/2021                                    A         1,500M         1,546,800
          Puerto Rico Ind Med & Environmental/Upjohn 7 1/2% 12/1/2023                           AA         1,500M         1,605,000
          Puerto Rico Tel Auth Rev LINK MBIA+ 5.51% 1/16/2015                                  AAA         3,000M         3,033,750
          Total                                                                                                           6,185,550
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 9.75%

          Mercer Co NJ Imp Auth Rev 5 3/4% 11/1/2017                                            Aa         1,660M         1,738,850
          Monmouth Co NJ Imp Auth Rev Govt Loan MBIA+ 6.40% 12/1/2009                          AAA         1,075M         1,199,969
          New Jersey Bldg Auth St Bldg Rev 4 3/4% 6/15/2017                                     AA         8,770M         8,188,988
          New Jersey Economic Dev Auth Rev Ser A MBIA+ 6% 5/15/2025                            AAA         4,250M         4,510,313
          New Jersey Sports & Expo Auth Rev Ser A 8% 1/1/2025                                  BBB**       1,000M         1,127,500
          Union Co Imp Auth Rev FGIC+ 6 1/4% 8/1/2013                                          AAA         1,100M         1,218,250
          Total                                                                                                          17,983,870
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue .31%

          Cape May Co NJ Ind Poll Ctrl Rev Fin Auth Ser B MBIA+ 7% 11/1/2029                   AAA           500M           570,624
-----------------------------------------------------------------------------------------------------------------------============
Power 13.27%

          Camden Co NJ Muni Util Auth Sys FGIC+ 8 1/4% 12/1/2017                               AAA         2,185M         2,244,257
          Essex Co NJ Imp Auth Rev Orange Muni Util & Lease MBIA+ 6.80% 7/1/2014               AAA         1,710M         1,951,538
          Puerto Rico Elec Pwr Auth LINK FSA+ 6.30% 7/1/2018                                   AAA         6,000M         6,487,500
          Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023                                  AAA         1,000M         1,032,500
          Puerto Rico Elec Pwr Auth RIBS FSA+ 8.208% 7/1/2023++                                AAA         4,500M         4,905,000
          Puerto Rico Elec Pwr Auth Pwr Rev MBIA+ 5 1/2% 7/1/2025                              AAA         1,780M         1,786,675
          Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                                      BBB           715M           758,793
          Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8 5/8% 7/1/2018++                          AAA         4,500M         5,310,000
          Total                                                                                                          24,476,263
-----------------------------------------------------------------------------------------------------------------------============
Transportation 22.41%

          Delaware River & Bay Auth DE MBIA+ 4 3/4% 1/1/2024                                   AAA         1,715M         1,564,938
          Delaware River Port Auth PA & NJ Rev FGIC+ 5 1/2% 1/1/2026                           AAA        15,165M        15,316,650
          New Jersey Economic Dev Auth AMT+++ 7% 7/1/2016                                      BBB**       5,545M         5,933,150
          New Jersey St Trans Tr Fd Auth Ser A MBIA+ 4 3/4% 12/15/2016                         AAA         5,000M         4,687,500
          Port Auth NY & NJ Cons Ninety-Second Ser 4 3/4% 1/15/2029                             AA         1,900M         1,702,875
          Puerto Rico Commonwealth Hwy Rev Ser Q 6% 7/1/2020                                     A         2,000M         2,045,000
          Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 5 1/2% 7/1/2036                A        10,000M        10,087,500
          Total                                                                                                          41,337,613
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.42%

          New Jersey Wastewtr Treatment Trust MBIA+ 7% 5/15/2006                               AAA            75M            79,500
          New Jersey Wastewtr Treatment Trust 6 7/8% 6/15/2009                                  AA           155M           167,400
          New Jersey Wtr Supply Auth Rev MBIA+ AMT+++ 7 7/8% 11/1/2013                         AAA         2,500M         2,642,675
          Stafford NJ Muni Util Auth Ser A FGIC+ 6 1/8% 12/1/2022                              AAA         1,500M         1,580,625
          Total                                                                                                           4,470,200
-----------------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 99.09% (Cost $174,451,191)                                                              182,784,418
===================================================================================================================================
Other Assets, Less Liabilities .91%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                               $  1,680,427
===================================================================================================================================
Net Assets 100.00%                                                                                                     $184,464,845
===================================================================================================================================

          Net asset value ($184,464,845 / 34,677,816 shares outstanding)                                                      $5.32

        * Ratings have not been audited by Deloitte & Touche LLP.
       ** This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          CONNECTICUT SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Prerefunded 21.30%
          Connecticut St Clean Wtr Fd 7% 1/1/2011                                              AAA        $1,050M      $  1,157,625
          Connecticut St Health & Ed/St Marys Hosp Ser C 7 3/8% 7/1/2020                       AAA         3,250M         3,579,063
          Connecticut St Health & Ed/St Raphael Hosp Ser C AMBAC+ 7 1/2% 7/1/2014              AAA         1,000M         1,047,020
          Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
          MBIA+ 7% 7/1/2010                                                                    AAA            75M            82,031
          Connecticut St Health & Ed/Yale-New Haven Hosp Ser F
          MBIA+ 7.10% 7/1/2025                                                                 AAA         2,105M         2,307,606
          Connecticut St Spcl Tax Oblig Rev Ser A 7 1/8% 6/1/2007                              AAA         5,000M         5,537,500
          Connecticut St Spcl Tax Oblig Rev Ser A 6 3/4% 6/1/2011                              AAA         2,050M         2,298,563
          Connecticut St Spcl Tax Oblig Rev Ser C 6.80% 12/1/2009                              AAA           100M           107,625
          Puerto Rico Commonwealth 7 3/4% 7/1/2006                                             AAA         3,000M         3,148,800
          Puerto Rico Commonwealth 7.70% 7/1/2020                                              AAA         1,900M         2,116,125
          Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 7 7/8% 7/1/2017                  AAA         3,150M         3,309,107
          Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                                   AAA           453M           506,362
          Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                                   AAA            67M            74,738
          Puerto Rico G.O. Ser A 7 3/4% 7/1/2017                                               AAA           250M           269,688
          Total                                                                                                          25,541,853
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.55%

          Puerto Rico Commonwealth 6.45% 7/1/2017                                                A         2,000M         2,200,000
          Puerto Rico Commonwealth 6 1/2% 7/1/2023                                               A         2,000M         2,205,000
          Puerto Rico Commonwealth 6% 7/1/2026                                                   A         1,000M         1,047,500
          Total                                                                                                           5,452,500
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 2.99%

          Darien CT 5 1/2% 10/15/2015                                                          Aaa           500M           513,125
          Hartford CT 6 1/2% 12/15/2005                                                         AA           730M           820,338
          Killingly CT 7 1/4% 12/15/2004                                                         A           250M           261,563
          Monroe CT 6.60% 4/15/2005                                                              A           100M           111,500
          Montville CT 6.70% 6/15/2009                                                          Aa           550M           646,250
          Montville CT 6.70% 6/15/2010                                                          Aa           575M           678,500
          Portland CT 7.10% 12/15/2000                                                           A           100M           108,250
          Redding CT 6.60% 4/15/2010                                                            Aa           100M           116,875
          Voluntown CT 6 3/4% 10/1/2002                                                          A           100M           110,250
          Watertown CT 6 1/2% 6/15/2003                                                          A           100M           108,250
          West Haven CT MBIA+ 6 1/2% 6/15/2006                                                 AAA           100M           114,000
          Total                                                                                                           3,588,901
-----------------------------------------------------------------------------------------------------------------------============
Education 15.48%

          Connecticut St Dev Auth Aquarium Prjt 7% 12/1/2027                                   BBB**       1,500M         1,569,375
          Connecticut St Health & Ed Facs/CT Coll C-1 MBIA+ 5 1/2% 7/1/2027                    AAA         1,000M         1,008,750
          Connecticut St Health & Ed Facs/Fairfield Univ Ser F 6.90% 7/1/2014                  BBB         1,500M         1,563,750
          Connecticut St Health & Ed Facs/Kent Sch Ser B MBIA+ 5.40% 7/1/2023                  AAA           750M           747,187
          Connecticut St Health & Ed Facs/New Haven Ser D 6.70% 7/1/2026                       BBB         1,000M         1,051,250
          Connecticut St Health & Ed Facs/Sacred Heart Ser C 6 1/2% 7/1/2016                   BBB         1,000M         1,075,000
          Connecticut St Health & Ed Facs/Suffield Academy MBIA+ 5.30% 7/1/2017                AAA         1,000M           997,500
          Connecticut St Health & Ed Facs/Trinity Coll Ser E MBIA+ 5 7/8% 7/1/2026             AAA         1,000M         1,036,250
          Connecticut St Health & Ed Facs/Rosemary Hall Ser B MBIA+ 5% 7/1/2027                AAA         1,000M           961,250
          Connecticut St Health & Ed Facs/Yale Univ RIBS 7.792% 6/10/2030++                    AAA         6,800M         7,361,000
          Connecticut St Higher Ed Supplemental Loan Auth Ser A
          AMT+++ 7 3/8% 11/15/2005                                                               A           740M           769,600
          Connecticut St Higher Ed Supplemental Loan Auth Ser A
          AMT+++ 7.20% 11/15/2010                                                                A           400M           427,500
          Total                                                                                                          18,568,412
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 8.83%

          Connecticut St Health & Ed MBIA+ 5 1/8% 7/1/2027                                     AAA         2,000M         1,905,000
          Connecticut St Health & Ed/Bridgeport Hosp Ser A MBIA+ 6 5/8% 7/1/2018               AAA         1,250M         1,356,250
          Connecticut St Health & Ed/Greenwich Hosp 5 3/4% 7/1/2016                            AAA         1,350M         1,400,625
          Connecticut St Health & Ed/Greenwich Hosp Ser A MBIA+ 5.80% 7/1/2026                 AAA         1,830M         1,880,325
          Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7% 7/1/2020                     AAA           100M           107,875

          Statement of Net Assets
          CONNECTICUT SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
          Connecticut St Health & Ed/William Backus Hosp Ser C 6 3/8% 7/1/2022                   A        $  850M      $    897,812
          Connecticut St Health & Ed/William Backus Hosp Ser D
          AMBAC+ 5 3/4% 7/1/2027                                                               AAA         1,000M         1,035,000
          Connecticut St Health & Ed/Windham Mem Hosp Ser A 5 3/4% 7/1/2011                    BBB         2,000M         2,002,500
          Total                                                                                                          10,585,387
-----------------------------------------------------------------------------------------------------------------------============
Housing 8.46%

          Connecticut St Hsg Fin Auth AMBAC+ 5 5/8% 6/15/2027                                  AAA           500M           509,375
          Connecticut St Hsg Fin Auth Ser A Sub Ser A-2 FHA+ AMT+++ 7.20% 11/15/2008            AA           560M           600,600
          Connecticut St Hsg Fin Auth Ser A-2 AMT+++ 6.45% 5/15/2022                            AA         1,100M         1,174,250
          Connecticut St Hsg Fin Auth Ser B 6 3/4% 11/15/2023                                   AA         2,605M         2,790,606
          Connecticut St Hsg Fin Auth Ser D-2 AMT+++ 6.90% 5/15/2020                            AA           620M           666,500
          Connecticut St Hsg Fin Auth Sub Ser D-2 AMT+++ 6.20% 11/15/2027                       AA         1,750M         1,835,312
          Connecticut St Hsg Fin Auth Ser G AMT+++ 6% 11/15/2027                                AA         1,500M         1,550,625
          Connecticut St Hsg Fin Auth Sub Ser B-2 AMT+++ 5.85% 11/15/2028                       AA         1,000M         1,012,500
          Total                                                                                                          10,139,768
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 12.97%

          Connecticut St Dev Auth/Pfizer Inc Prjt 6.55% 2/15/2013                              AAA         3,570M         3,922,537
          Connecticut St Dev Auth/Pfizer Inc Prjt AMT+++ 7% 7/1/2025                           AAA         2,500M         2,856,250
          Eastern CT Resource Recovery/Wheelabrator Lisbon Prjt Ser A
          AMT+++ 5 1/2% 1/1/2020                                                                 A         4,000M         3,880,000
          Puerto Rico Ind Med & Environmental/American Home Products
          5.10% 12/1/2018                                                                        A         2,000M         1,935,000
          Puerto Rico Ind Med & Environmental/Upjohn 7 1/2% 12/1/2023                           AA         1,000M         1,070,000
          Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014                     Aa         1,750M         1,890,000
          Total                                                                                                          15,553,787
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 9.54%

          Connecticut Middletown Courthouse MBIA+ 6 1/4% 12/15/2010                            AAA           575M           619,563
          Connecticut St Dev Govt Lease Rev MBIA+ 6.60% 6/15/2014                              AAA           500M           558,125
          New Haven CT Air Rights Pkg MBIA+ 6 1/2% 12/1/2015                                   AAA         9,475M        10,256,687
          Total                                                                                                          11,434,375
-----------------------------------------------------------------------------------------------------------------------============
Power 2.82%

          Connecticut St Dev Auth/New England Pwr Co 7 1/4% 10/15/2015                           A           760M           816,050
          Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8 5/8% 7/1/2018++                          AAA         1,500M         1,770,000
          Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                                        A           750M           795,000
          Total                                                                                                           3,381,050
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste 4.41%

          Connecticut St Resource Recovery/American Ref Fuel Ser A
          AMT+++ 6.45% 11/15/2022                                                                A         4,985M         5,290,331
-----------------------------------------------------------------------------------------------------------------------============
Transportation 5.31%

          Connecticut St Spcl Tax Oblig Rev Ser B 10% 10/1/2000                                 AA         4,000M         4,675,000
          Connecticut St Spcl Tax Oblig Rev Ser B FGIC+ 6.10% 10/1/2011                        AAA         1,000M         1,078,750
          Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev 5 1/2% 7/1/2015                      A           600M           619,500
          Total                                                                                                           6,373,250
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.83%

          Connecticut St Dev Auth Wtr Fac Rev AMBAC+ AMT+++ 5 3/4% 7/1/2028                    AAA           250M           251,875
          Connecticut St Dev Auth Wtr Fac Rev AMT+++ 6.15% 4/1/2035                              A           500M           519,375
          Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2019                                   A         1,500M         1,423,125
          Total                                                                                                           2,194,375
-----------------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 98.49% (Cost $113,276,405)                                                              118,103,989
===================================================================================================================================
Other Assets, Less Liabilities 1.51%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  1,804,814
===================================================================================================================================
Net Assets 100.00%                                                                                                     $119,908,803
===================================================================================================================================

          Net asset value ($119,908,803 / 11,506,937 shares outstanding)                                                     $10.42

        * Ratings have not been audited by Deloitte & Touche LLP.
       ** This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          MISSOURI SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
Prerefunded 31.42%

          Cape Girardeau MO Wtrwks Sys Rev FGIC+ 6.40% 3/1/2012                                AAA       $ 1,150M      $  1,252,063
          Central MO St Univ MBIA+ 7% 7/1/2014                                                 AAA           150M           167,438
          Kansas City MO Arpt Rev Ser B CGIC+ 6 7/8% 9/1/2014                                  AAA         1,490M         1,720,950
          Kansas City MO Muni Assistance Corp Rev AMBAC+ 6 5/8% 4/15/2015                      AAA         6,225M         6,839,719
          Kansas City MO Muni Assistance Corp Rev AMBAC+ 7 1/8% 4/15/2016                      AAA           805M           880,469
          Missouri St Health & Ed Facs Rev/Christian Health FGIC+ 6 7/8% 2/15/2013             AAA         2,100M         2,317,875
          Missouri St Health & Ed Facs Rev/St Lukes MBIA+ 7% 11/15/2013                        AAA         1,030M         1,158,750
          Missouri St Regl Convention Ser A 6.90% 8/15/2021                                    AAA        10,750M        12,201,250
          Platte Co MO Reorg Sch Dist Ctfs 7 1/8% 1/1/2011                                     AAA           500M           533,125
          Puerto Rico Commonwealth 7.70% 7/1/2020                                              AAA         3,420M         3,809,025
          Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 7 7/8% 7/1/2017                  AAA           450M           472,730
          Puerto Rico Commonwealth Hwy Ser P 8 1/8% 7/1/2013                                   AAA           150M           157,850
          Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                                      AAA           300M           315,426
          Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                                      AAA           300M           335,250
          Sikeston MO Elec Rev MBIA+ 6 1/4% 6/1/2012                                           AAA         2,250M         2,477,813
          Sikeston MO Elec Rev MBIA+ 6 1/4% 6/1/2022                                           AAA         1,000M         1,097,500
          Springfield MO Sch Dist No 12 Ser A FGIC+ 6 3/4% 3/1/2011                            AAA         1,225M         1,326,062
          St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                                       AAA         2,190M         2,461,012
          St Louis MO Regl Convention & Sports Complex Auth Ser C 7.90% 8/15/2021              AAA         2,000M         2,372,500
          University of MO Rev Ser A AMBAC+ 6 1/2% 11/1/2011                                   AAA         2,000M         2,177,500
          Total                                                                                                          44,074,307
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.64%

          Puerto Rico Commonwealth RIBS MBIA+ 7.584% 7/1/2008++                                AAA         1,000M         1,116,250
          Puerto Rico Commonwealth 6.45% 7/1/2017                                                A           990M         1,089,000
          Puerto Rico Commonwealth RIBS FSA+ 7.692% 7/1/2020++                                 AAA         4,000M         4,310,000
          Total                                                                                                           6,515,250
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 4.68%

          Columbia MO Spcl Oblig Cap Imp 5 1/2% 2/1/2016                                         A           500M           505,000
          Fort Zumwalt MO Sch Dist Imp Corp Leasehold Rev AMBAC+ 5.60% 3/1/2017                Aaa           500M           507,500
          Greene Co MO Reorg Sch Dist Direct Dep 5 3/4% 3/1/2016                                AA         1,785M         1,858,630
          Riverview Gardens MO Sch Dist 5% 4/1/2017                                             AA         2,425M         2,346,187
          St Louis MO Sch Dist FGIC+ 6% 4/1/2012                                               AAA         1,275M         1,349,905
          Total                                                                                                           6,567,222
-----------------------------------------------------------------------------------------------------------------------============
Education 4.61%

          Missouri St Health & Ed Facs Rev/Maryville Univ Ed 5 3/4% 6/15/2017                  Baa           400M           405,000
          Missouri St Health & Ed Facs Rev/St Louis Univ HS 6.35% 10/1/2014                      A         2,000M         2,142,500
          University of MO Rev 5 1/2% 11/1/2017                                                 AA         3,500M         3,543,750
          University of MO Rev 5 1/2% 11/1/2023                                                 AA           375M           378,750
          Total                                                                                                           6,470,000
-----------------------------------------------------------------------------------------------------------------------============
Finance 6.36%

          Blue Spring MO Pub Bldg Auth Leasehold Rev Ser A FGIC+ 5 1/8% 9/1/2016               AAA         1,130M         1,117,288
          Kansas City MO Muni Assistance Corp Rev MBIA+ 5 1/8% 4/15/2015                       AAA         8,000M         7,810,000

          Total                                                                                                           8,927,288
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 17.97%

          Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+ 5 5/8% 3/1/2012                  AAA         2,170M         2,254,088
          Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+ 5 3/4% 3/1/2022                  AAA         1,250M         1,287,500
          Jackson Co MO Ind Dev Rev/St Joseph Health Ctr 7% 7/1/2022                           Baa         1,500M         1,640,625
          Missouri St Health & Ed Facs Auth/Lutheran Senior Service 5 7/8% 2/1/2023            BBB**         500M           505,000
          Missouri St Health & Ed Facs Rev/BJC Health Ser A 6 1/2% 5/15/2020                    AA         4,900M         5,469,625
          Missouri St Health & Ed Facs Rev/Health Midwest Ser B
          MBIA+ 6 1/4% 2/15/2022                                                               AAA         7,175M         7,695,187
          Missouri St Health & Ed Facs Rev/Heartland Health Sys
          AMBAC+ 6.35% 11/15/2017                                                              AAA         3,600M         3,919,500
          Missouri St Health & Ed Facs Rev/SSM Health Care Ser AA
          MBIA+ 6 1/4% 6/1/2016                                                                AAA         2,250M         2,430,000
          Total                                                                                                          25,201,525
-----------------------------------------------------------------------------------------------------------------------============

          Statement of Net Assets
          MISSOURI SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Housing 5.70%

          Missouri St Hsg Dev Comm Mtge Rev Ser A
          GNMA+ AMT+++ 6 3/4% 6/1/2024                                                         AAA        $  350M        $  372,750
          Missouri St Hsg Dev Comm Mtge Rev Ser A
          GNMA+ AMT+++ 6.22% 3/1/2026                                                          AAA         5,000M         5,262,500
          Missouri St Hsg Dev Comm Mtge Rev Ser B
          GNMA+ AMT+++ 6.40% 12/1/2024                                                         AAA         2,135M         2,236,413
          Puerto Rico Hsg Fin Corp Mtge Rev Ser A GNMA+ 7.80% 10/15/2021                       AAA            10M            10,363
          Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65% 10/15/2022                       AAA           110M           116,463
          Total                                                                                                           7,998,489
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 2.70%

          Missouri St Environmental Imp & Energy Rev/Union Elec Ser A
          7.40% 5/1/2020                                                                        AA       $   550M           598,125
          Puerto Rico Tel Auth Rev RIBS MBIA+ 6.617% 1/25/2007++                               AAA         2,000M         2,167,500
          Puerto Rico Tel Auth Rev RIBS MBIA+ 6.925% 1/16/2015++                               AAA         1,000M         1,028,750
          Total                                                                                                           3,794,375
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.12%

          Clay Co MO Pub Bldg Auth Leasehold Rev FGIC+ 7% 5/15/2014                            AAA         1,000M         1,132,500
          St Louis Co MO Ind Dev Rev Arena Prjt AMT+++ 7 7/8% 12/1/2024                        BBB**       2,000M         2,172,500
          St Louis Co MO Regl Convention & Sport Complex Auth 5 1/2% 8/15/2013                   A         1,000M           993,750
          St Louis MO Land Clearance Redev Auth Rev Ser A MBIA+ 5 1/8% 7/1/2021                AAA         1,000M           966,250
          St Louis MO Land Clearance Redev Auth Rev Ser B MBIA+ 5.30% 7/1/2016                 AAA           500M           498,125
          St Louis MO Pkg Facs Rev MBIA+ 5 3/8% 12/15/2021                                     AAA            10M            10,025
          Total                                                                                                           5,773,150
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 8.11%

          Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 6.55% 7/1/2014               Aa         3,000M         3,243,750
          Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 5 3/4% 1/1/2016              Aa         2,400M         2,493,000
          Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 5 5/8% 7/1/2016              Aa           900M           927,000
          Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 7.20% 7/1/2016               Aa         2,250M         2,579,062
          Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev 5.90% 1/1/2019               Aa         2,050M         2,139,688
          Total                                                                                                          11,382,500
-----------------------------------------------------------------------------------------------------------------------============
Power 2.66%

          Puerto Rico Elec Pwr Auth RIBS FSA+ 8.208% 7/1/2023++                                AAA         2,500M         2,725,000
          Sikeston MO Elec Rev Ref MBIA+ 5% 6/1/2022                                           AAA         1,065M         1,010,418
          Total                                                                                                           3,735,418
-----------------------------------------------------------------------------------------------------------------------============
Transportation .78%

          St Louis MO Arpt Rev Lambert St Louis Intl Ser B
          FGIC+ AMT+++ 5 1/4% 7/1/2027                                                         AAA         1,135M         1,092,438
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 5.04%

          Kansas City MO Wtr Rev Ser D 7th Issue 6.65% 12/1/2013                                AA         2,800M         3,094,000
          Missouri St Environmental Imp Energy Res Auth Fac Rev
          MBIA+ AMT+++ 5.95% 11/1/2019                                                         AAA         1,500M         1,556,250
          St Louis MO Wtr Rev FGIC+ 6% 7/1/2014                                                AAA         2,250M         2,399,062
          Total                                                                                                           7,049,312
-----------------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 98.79% (Cost $130,555,772)                                                              138,581,274
===================================================================================================================================
Other Assets, Less Liabilities 1.21%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  1,698,984
===================================================================================================================================
Net Assets 100.00%                                                                                                     $140,280,258
===================================================================================================================================

          Net asset value ($140,280,258 / 26,892,243 shares outstanding)                                                      $5.22

        * Ratings have not been audited by Deloitte & Touche LLP.
       ** This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          HAWAII SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Prerefunded 22.39%

          Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.60% 7/1/2010                            AAA        $  200M       $   227,250
          Hawaii St Dept Bdg & Fin/Pali Moni Med Ctr 7.65% 7/1/2019                            AAA         1,000M         1,138,750
          Hawaii St Dept Bdg & Fin/Queens Med Hosp FGIC+ 6 1/2% 7/1/2012                       AAA           250M           255,168
          Hawaii St G.O. Ser B-R 7% 6/1/2009                                                   AAA         1,000M         1,076,250
          Hawaii St G.O. Ser B-R 7% 6/1/2010                                                   AAA         2,430M         2,615,288
          Hawaii St G.O. Ser B-S 7% 9/1/2003                                                   AAA           500M           545,000
          Hawaii St G.O. Ser B-S 7 1/8% 9/1/2009                                               AAA           700M           765,625
          Honolulu HI City & Co G.O. 7.10% 6/1/2006                                            AAA         1,000M         1,086,250
          Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2008                                      AAA           500M           544,375
          Honolulu HI City & Co G.O. Ser C 7.15% 6/1/2010                                      AAA         1,000M         1,088,750
          Honolulu HI City & Co G.O. Ser D 6.90% 12/1/2010                                     AAA           400M           437,500
          Honolulu HI City & Co Ser B 6.90% 10/1/2002                                          AAA           100M           104,592
          Maui Co HI Ser A AMBAC+ 6.80% 12/1/2001                                              AAA         1,000M         1,090,000
          Maui Co HI Ser A AMBAC+ 6.80% 12/1/2009                                              AAA         1,000M         1,090,000
          Puerto Rico Commonwealth 7 5/8% 7/1/2010                                             AAA           200M           222,500
          Puerto Rico Commonwealth 7.70% 7/1/2020                                              AAA         1,500M         1,670,625
          Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A
          7 7/8% 7/1/2017                                                                      AAA           100M           105,051
          Puerto Rico Commonwealth Hwy Ser Q 7 3/4% 7/1/2010                                   AAA           525M           585,375
          Puerto Rico Commonwealth Pub Imp Ser A 7.70% 7/1/2008                                AAA         1,700M         1,831,750
          Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                                      AAA           150M           157,713
          Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                                      AAA           500M           558,750
          Puerto Rico Pub Bldg Auth Ser K 6 7/8% 7/1/2012                                      AAA           450M           507,375
          Total                                                                                                          17,703,937
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 18.72%

          Hawaii St 8% 1/1/2013                                                                AAA         2,000M         2,625,000
          Hawaii St Hwy Rev 5 1/4% 7/1/2016                                                     AA         1,500M         1,486,875
          Hawaii St Ser B-Z 6% 10/1/2010                                                        AA           500M           550,000
          Hawaii St Ser B-Z 6% 10/1/2012                                                        AA           500M           549,375
          Puerto Rico Commonwealth 6.35% 7/1/2010                                                A         1,285M         1,405,469
          Puerto Rico Commonwealth 6.45% 7/1/2017                                                A         2,300M         2,530,000
          Puerto Rico Commonwealth RIBS FSA+ 7.692% 7/1/2020++                                 AAA         3,000M         3,232,500
          Puerto Rico Commonwealth 6 1/2% 7/1/2023                                               A         1,250M         1,378,125
          Puerto Rico Commonwealth 6% 7/1/2026                                                   A         1,000M         1,047,500
          Total                                                                                                          14,804,844
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 8.51%

          Hawaii Co HI Ser A FGIC+ 5.60% 5/1/2013                                              AAA         1,780M         1,886,800
          Honolulu HI City & Co FGIC+ 6% 12/1/2015                                             AAA         1,000M         1,101,250
          Honolulu HI City & Co Ser A MBIA+ 5% 11/1/2015                                       AAA         1,500M         1,458,750
          Honolulu HI City & Co Ser A FGIC+ 5 1/2% 9/1/2016                                    AAA         1,000M         1,017,500
          Kauai Co HI Ser B MBIA+ 5 1/4% 8/1/2017                                              AAA           195M           192,806
          Maui Co HI Ser A MBIA+ 5 3/4% 6/1/2016                                               AAA         1,035M         1,073,813
          Total                                                                                                           6,730,919
-----------------------------------------------------------------------------------------------------------------------============
Education .37%

          University of HI Ser G AMBAC+ 5.45% 10/1/2006                                        AAA           275M           288,750
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 7.66%

          Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani 6.20% 7/1/2016                       A         1,000M         1,048,750
          Hawaii St Dept Bdg & Fin Spcl Purp Rev Kapi'olani 6 1/4% 7/1/2021                      A         2,000M         2,097,500
          Hawaii St Dept Bdg & Fin/St Francis Hosp CGIC+ 6 1/2% 7/1/2022                       AAA         1,200M         1,296,000
          Puerto Rico Ind Med & Environmental/St Luke Hosp 6 1/4% 6/1/2010                       A         1,390M         1,454,288
          Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac Gr A
          MBIA+ 6 1/4% 7/1/2024                                                                AAA           150M           162,000
          Total                                                                                                           6,058,538
-----------------------------------------------------------------------------------------------------------------------============

          Statement of Net Assets
          HAWAII SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Housing 4.59%

          Hawaii St Hsg Fin & Dev Corp Ser A FNMA+ AMT+++ 7.10% 7/1/2024                        Aa        $  960M       $ 1,018,800
          Hawaii St Hsg Fin & Dev Corp Sing Fam Mtge Pur Rev Ser B
          FNMA+ 5.45% 7/1/2017                                                                  Aa         1,000M         1,001,250
          Hawaii St Hsg Fin & Dev Corp/Univ of HI Faculty Hsg Prjt
          AMBAC+ 5.65% 10/1/2016                                                               AAA         1,000M         1,036,250
          Hawaii St Hsg Fin & Dev Corp/Univ of HI Faculty Hsg Prjt
          AMBAC+ 5.70% 10/1/2025                                                               AAA           500M           518,125
          Puerto Rico Hsg Fin Corp Mtge Rev Ser B GNMA+ 7.65% 10/15/2022                       AAA            55M            58,231
          Total                                                                                                           3,632,656
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 4.43%

          Puerto Rico Ind Med & Environmental Ctrl/Baxter Lab Ser A
          8% 9/1/2012                                                                            A         1,000M         1,063,750
          Puerto Rico Ind Med & Environmental/Warner Lambert
          7.60% 5/1/2014                                                                        Aa         1,500M         1,620,000
          Puerto Rico Tel Auth Rev RIBS MBIA+ 6.925% 1/16/2015++                               AAA           800M           823,000
          Total                                                                                                           3,506,750
-----------------------------------------------------------------------------------------------------------------------============
Power 21.16%

          Hawaii St Dept Bdg & Fin RIBS AMT+++ 6.807% 12/15/2023++                             AAA         1,500M         1,485,000
          Hawaii St Dept Bdg & Fin Sav LINK 5.538% 12/15/2023                                  AAA         7,000M         6,886,250
          Hawaii St Dept Bdg & Fin/HI Elec Ser A
          MBIA+ AMT+++ 6.60% 1/1/2025                                                          AAA         2,795M         3,067,512
          Hawaii St Dept Bdg & Fin/HI Elec Ser C
          MBIA+ AMT+++ 7 3/8% 12/1/2020                                                        AAA         2,500M         2,746,875
          Puerto Rico Elec Pwr Auth RIBS FSA+ 8.208% 7/1/2023++                                AAA         1,500M         1,635,000
          Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                                      BBB           365M           387,355
          Puerto Rico Elec Pwr Auth Ser U 6% 7/1/2014                                            A           500M           527,500
          Total                                                                                                          16,735,492
-----------------------------------------------------------------------------------------------------------------------============
Transportation 9.37%

          Hawaii St Arpt Sys Rev Ser M MBIA+ AMT+++ 7% 7/1/2018                                AAA         2,125M         2,326,875
          Hawaii St Arpt Sys Rev 2nd Ser FGIC+ AMT+++ 7 1/2% 7/1/2020                          AAA           445M           487,831
          Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 6 3/4% 7/1/2021                          AAA         2,745M         2,974,894
          Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 1/4% 7/1/2015                               AAA           500M           536,250
          Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 3/8% 7/1/2024                               AAA           500M           535,000
          Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                                     A           500M           548,125
          Total                                                                                                           7,408,975
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.56%

          Honolulu HI City & Co Bd Wtr Supply Wtr Sys Rev 5.80% 7/1/2021                        AA         1,000M         1,040,000
          Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2019                                   A           200M           189,750
          Total                                                                                                           1,229,750
-----------------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 98.76% (Cost $74,778,323)                                                                78,100,611
===================================================================================================================================
Other Assets, Less Liabilities 1.24%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                    978,877
===================================================================================================================================
Net Assets 100.00%                                                                                                      $79,079,488
====================================================================================================================================

          Net asset value ($79,079,488 / 15,597,349 shares outstanding)                                                       $5.07

      ++* Ratings have not been audited by Deloitte & Touche LLP.
      +++ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
      +++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          WASHINGTON SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Prerefunded 20.35%

          Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A 8 3/4% 9/1/2018               AAA        $  150M       $   201,563
          Lewis Co WA Pub Util Dist No Cowlitz Falls Hydroelec 7% 10/1/2022                    AAA           500M           559,375
          Mount Vernon WA AMBAC+ 6.85% 12/1/2014                                               AAA         1,285M         1,458,475
          Pike Place Mkt Preservation Ser A 6.60% 12/1/2021                                    AAA         2,000M         2,175,000
          Seattle WA Muni Metro Ser T 6 7/8% 1/1/2014                                          AAA           500M           538,750
          Tacoma WA Elec Sys Rev FGIC+ 7 3/8% 1/1/2009                                         AAA           500M           535,000
          Tacoma WA Elec Sys Rev RIBS AMBAC+ 8.84% 1/2/2015++                                  AAA         4,500M         5,304,375
          Washington St 6 3/8% 2/1/2014                                                        AAA         2,000M         2,172,500
          Washington St Pub Pwr Supply Ser C 8% 7/1/2017                                       AAA           475M           530,813
          Total                                                                                                          13,475,851
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 7.05%

          Puerto Rico Commonwealth AMBAC+ 5.40% 7/1/2025                                       AAA         1,000M         1,005,000
          Washington St Ser B 5 3/4% 5/1/2016                                                   AA         3,550M         3,665,375
          Total                                                                                                           4,670,375
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local .60%

          King Co WA 4 1/2% 1/1/2024                                                            AA           320M           282,800
          Whatcom Co WA 5 3/4% 12/1/2012                                                         A           115M           118,019
          Total                                                                                                             400,819
-----------------------------------------------------------------------------------------------------------------------============
Education .42%

          Washington St Higher Ed Facs Auth Rev CNLA+ 7% 10/1/2015                             AAA           250M           279,063
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 1.29%

          Washington St Health Care Facs Rev CNLA+ 6% 12/1/2008                                AAA           770M           853,738
-----------------------------------------------------------------------------------------------------------------------============
Housing 7.27%

          Skagit Co WA Hsg Auth Low Income Hsg Assistance Coll
          GNMA+ 7% 6/20/2035                                                                   AAA           750M           828,750
          Snohomish Co WA Hsg Auth Rev AMT+++ 6.40% 5/1/2027                                     A           500M           526,875
          Washington St Hsg Fin Comm Sing Fam Mtge Rev
          GNMA+ AMT+++ 6.65% 7/1/2016                                                          AAA           735M           756,130
          Washington St Hsg Fin Comm Sing Fam Mtge Rev
          GNMA+ AMT+++ 7.05% 7/1/2022                                                          AAA         1,520M         1,645,400
          Washington St Hsg Fin Comm GNMA+ AMT+++ 6.30% 12/1/2027                              Aaa         1,000M         1,055,000
          Total                                                                                                           4,812,155
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds .78%

          Puerto Rico Tel Auth Rev RIBS MBIA+ 6.925% 1/16/2015++                               AAA           500M           514,375
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 2.71%

          Bellevue WA Convention Ctr Auth Spcl Oblig Rev MBIA+ Zero Coupon 2/1/2024            AAA         2,400M           558,000
          CDP-King Co III WA Lease Rev MBIA+ 5 1/4% 6/1/2026                                   AAA         1,000M           970,000
          Spokane WA Pub Facs Dist AMBAC+ 6 1/2% 1/1/2018                                      AAA           250M           267,188
          Total                                                                                                           1,795,188
-----------------------------------------------------------------------------------------------------------------------============
Power 43.17%

          Chelan Co WA Pub Util Dist Ser A MBIA+ AMT+++ 6.40% 7/1/2017                         AAA         1,000M         1,090,000
          Chelan Co WA Pub Util Dist Ser D MBIA+ AMT+++ 6.35% 7/1/2028                         AAA         2,425M         2,622,030
          Douglas Co WA Pub Util Dist No 1 Wells Hydroelec AMBAC+ 8 3/4% 9/1/2006              AAA         5,460M         6,558,825
          Douglas Co WA Pub Util Dist No 1 Wells Hydroelec 8 3/4% 9/1/2018                       A           350M           445,812
          Mason Co WA Pub Util Dist 6.35% 1/1/2013                                               A         1,040M         1,106,300
          Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023                                  AAA         1,000M         1,032,500
          Puerto Rico Elec Pwr Auth RIBS FSA+ 8.208% 7/1/2023++                                AAA         3,000M         3,270,000
          Tacoma WA Elec Sys Rev LINK AMBAC+ 4.07% 1/2/2015                                    AAA         1,000M         1,000,000
          Washington St Pub Pwr Supply Ser B 7 3/8% 7/1/2004                                    Aa         1,250M         1,371,875
          Washington St Pub Pwr Supply Sys Nuclear Prjt No 2 Rev Reg
          FSA+ 5.40% 7/1/2012                                                                  AAA         8,000M         8,180,000
          Washington St Pub Pwr Supply Sys Nuclear Ser B 5 1/8% 7/1/2017                        Aa         2,000M         1,905,000
          Total                                                                                                          28,582,342
-----------------------------------------------------------------------------------------------------------------------============
Transportation 8.22%

          Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                                     Baa           400M           401,500
          Port Seattle WA Rev Ser B AMT+++ 7.60% 12/1/2009                                      AA           750M           834,375
          Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                                      AA           250M           272,500
          Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y 5 1/2% 7/1/2036                A         3,900M         3,934,125
          Total                                                                                                           5,442,500
-----------------------------------------------------------------------------------------------------------------------============

          Statement of Net Assets
          WASHINGTON SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Water and Sewer 7.32%

          Pasco WA Wtr & Sewer Rev MBIA+ 6.40% 6/1/2014                                        AAA        $  865M       $   941,769
          Renton WA Wtr & Sewer Rev 6.55% 11/1/2013                                              A         1,000M         1,091,250
          Richland WA Wtr & Sewer Rev MBIA+ 6 1/4% 4/1/2012                                    AAA           250M           264,375
          Seattle WA Drain & Wtr 5 3/4% 12/1/2022                                               AA         1,500M         1,526,250
          Seattle WA Wtr Sys Rev 5 1/4% 12/1/2023                                               AA         1,040M         1,023,100
          Total                                                                                                           4,846,744
          -------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 99.18% (Cost $61,324,800)                                                                65,673,150
===================================================================================================================================
Other Assets, Less Liabilities .82%
===================================================================================================================================
Short-Term Securities

          California St 4 1/2% 6/30/1998                                                      MIG1         1,300M         1,307,020
          Los Angeles CA Ser A 4 1/2% 6/30/1998                                               MIG1         1,500M         1,507,650
          Total (Cost $2,813,604)                                                                                         2,814,670
-----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                 (2,272,610)
          -------------------------------------------------------------------------------------------------------------============
          Total Other Assets, Less Liabilities                                                                              542,060
===================================================================================================================================
Net Assets 100.00%                                                                                                      $66,215,210
===================================================================================================================================

          Net asset value ($66,215,210 / 12,832,659 shares outstanding)                                                       $5.16

        * Ratings have not been audited by Deloitte & Touche LLP.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          MINNESOTA SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount      Market Value
===================================================================================================================================
Prerefunded 31.29%

          Brainerd MN Health Care Facs/Benedictine Health/St Joseph Prjt
          8 3/8% 2/15/2020                                                                     AAA        $  775M       $   864,125
          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Ser B
          8% 8/15/2014                                                                         AAA           250M           280,625
          Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt C 7.30% 12/1/2006                  AAA           200M           224,500
          Minneapolis MN Hosp Rev MN Childrens Med Ctr Prjt C 7% 12/1/2020                     AAA           200M           222,500
          Minnesota St Hsg Fin Agy Sing Fam Mtge 6.80% 8/1/2002                                AAA         1,000M         1,072,500
          Puerto Rico Commonwealth 7.70% 7/1/2020                                              AAA           250M           278,438
          St Louis Park MN Health Care Facs Rev 9 1/4% 1/1/2020                                AAA           100M           112,875
          Western MN Muni Pwr Agy MN 1977 Ser A 6 3/8% 1/1/2016                                AAA           210M           233,363
          Total                                                                                                           3,288,926
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 5.43%

          Minnesota St Hsg Fin Agy Sing Fam Mtge 5 1/4% 8/1/2014                                AA           265M           267,981
          Puerto Rico Commonwealth 6.45% 7/1/2017                                                A           275M           302,500
          Total                                                                                                             570,481
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 15.60%

          Champlin MN MBIA+ 5.60% 2/1/2021                                                     Aaa           250M           254,375
          Frazee MN Indpt Sch Dist Ser A 5% 2/1/2016                                           Aaa           250M           244,688
          Minneapolis MN 5 1/8% 10/1/2020                                                      Aaa           500M           495,000
          Minneapolis MN Spcl Sch Dist FGIC+ 5 3/8% 2/1/2014                                   AAA           250M           254,063
          North St Paul Maplewood MN Indpt Sch Dist 5 1/8% 2/1/2020                             AA           400M           391,500
          Total                                                                                                           1,639,626
          -------------------------------------------------------------------------------------------------------------============

          Statement of Net Assets
          MINNESOTA SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Education 9.88%

          Minnesota St Higher Ed Facs Auth 5.55% 3/1/2017                                       Aa        $  260M       $   265,850
          Minnesota St Higher Ed Facs Auth 5.35% 4/1/2017                                        A           250M           250,000
          Minnesota St Higher Ed Facs Auth Rev/Univ St Thomas Ser 4-A1
          5 5/8% 10/1/2016                                                                       A           250M           254,688
          University of MN 5 3/4% 7/1/2018                                                      AA           250M           267,812
          Total                                                                                                           1,038,350
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 16.20%

          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
          MBIA+ 6 3/4% 8/15/2014                                                               AAA           245M           263,680
          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
          CGIC+ 5.70% 8/15/2016                                                                AAA           150M           156,000
          Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
          6.90% 10/15/2022                                                                       A           300M           331,125
          Minnesota Agric & Economic Dev Bd Rev MBIA+ 5 1/2% 11/15/2017                        Aaa           220M           223,575
          Rochester MN Health Care Ser H RIBS 7.885% 11/15/2015++                               AA           650M           728,812
          Total                                                                                                           1,703,192
-----------------------------------------------------------------------------------------------------------------------============
Housing 14.27%

          Minnesota St Hsg Fin Agy Sing Fam Mtge AMT+++ 5.85% 7/1/2019                          AA           250M           254,688
          Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B AMT+++ 5.65% 7/1/2022                    AA           250M           254,062
          Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B-1 RMK AMT+++
          6 3/4% 1/1/2026                                                                       AA            95M           100,938
          Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++ 6.40% 7/1/2015                    AA           250M           264,062
          Minnesota St Hsg Fin Agy Sing Fam Mtge Ser E RMK 5.90% 7/1/2025                       AA           250M           259,063
          Minnesota St Hsg Fin Agy Sing Fam Mtge Ser G AMT+++ 6 1/4% 7/1/2026                   AA           250M           260,937
          St Louis Park MN Multi-Fam Hsg FHA+ 6.15% 12/1/2016                                   Aa           100M           105,750
          Total                                                                                                           1,499,500
-----------------------------------------------------------------------------------------------------------------------============
Power 2.51%

          Puerto Rico Elec Pwr Auth Rev Ser U 6% 7/1/2014                                        A           250M           263,750
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.57%

          Marshall MN Elec & Wtr Util FSA+ 6.45% 7/1/2011                                      AAA           150M           163,500
          Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser A 6 1/4% 3/1/2016                      AAA           100M           107,125
          Total                                                                                                             270,625
          -------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 97.75% (Cost $10,010,591)                                                                10,274,450
===================================================================================================================================
Other Assets, Less Liabilities 2.25%
===================================================================================================================================
Other Assets
Cash                                                                                                                        385,859
-----------------------------------------------------------------------------------------------------------------------============
Receivable for:

          Interest                                                                                                          135,023
          Capital stock sold                                                                                                 70,252
          Total Other Assets                                                                                                591,134
          -------------------------------------------------------------------------------------------------------------============
Payable for:

          Capital stock reacquired                                                                                            5,220
          Securities purchased                                                                                              307,544
          Distributions                                                                                                      34,840
          Other                                                                                                               7,553
          -------------------------------------------------------------------------------------------------------------------------
          Total Other Assets, Less Liabilities                                                                              235,977
===================================================================================================================================
Net Assets 100.00%                                                                                                      $10,510,427
===================================================================================================================================

          Net asset value ($10,510,427 / 2,079,841 shares outstanding)                                                        $5.05

      ++* Ratings have not been audited by Deloitte & Touche LLP.
      +++ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
      +++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

          Statement of Net Assets
          CALIFORNIA SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Prerefunded 27.85%

          California St Dept Wtr Res Cent Valley Prjt Rev Wtr Sys Ser P 6.10% 12/1/2029        AAA       $ 5,000M      $  5,631,250
          Capistrano CA Unified Sch Dist Co Fac Dist Spcl Tax 8 3/8% 10/1/2020                 AAA         2,500M         2,853,125
          East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 6 1/2% 6/1/2017                        AAA         9,935M        11,350,738
          East Bay Muni Water Sys MBIA+ 7 1/2% 6/1/2018                                        AAA         1,750M         1,938,125
          Local Govt Fin/Anaheim Redev 8.20% 9/1/1998                                          AAA         1,500M         1,589,550
          Los Angeles CA Civic Ctr Ctfs 8% 6/1/2010                                            AAA         3,000M         3,142,800
          Los Angeles CA Convention Ctfs Ser A 7 3/8% 8/15/2018                                AAA         7,900M         8,502,375
          North City West CA Sch Facs Fin Auth Spcl Tax Ser A 7.85% 9/1/2019                   AAA        10,025M        10,939,781
          Northern CA Transmission Rev Ser A MBIA+ 7% 5/1/2024                                 AAA         1,750M         1,905,313
          Puerto Rico Commonwealth 7.70% 7/1/2020                                              AAA         2,000M         2,227,500
          Puerto Rico Commonwealth Hwy Auth Rev Ser Q 7 3/4% 7/1/2016                          AAA         2,250M         2,508,750
          Puerto Rico Commonwealth Hwy Auth Rev Ser Q 8% 7/1/2018                              AAA         3,500M         3,924,375
          Sacramento CA Muni Util Dist Elec Rev Ser B MBIA+ 6 3/8% 8/15/2022                   AAA         2,000M         2,225,000
          San Francisco CA City & Co Pub Util Wtr Rev Ser A 6 1/2% 11/1/2017                   AAA         7,000M         7,752,500
          Santa Clara CA Redev Ser 88 Ser A FGIC+ 7 3/4% 6/1/2014                              AAA         2,000M         2,092,660
          Vallejo CA Rev Wtr Imp Ser B FGIC+ 6 1/2% 11/1/2014                                  AAA         6,565M         7,451,275
          Total                                                                                                          76,035,117
-----------------------------------------------------------------------------------------------------------------------============
General Obligation State 1.18%

          California St FGIC+ 5 5/8% 10/1/2023                                                 AAA         1,275M         1,303,688
          Puerto Rico Commonwealth MBIA+ 5 3/8% 7/1/2021                                       AAA           875M           881,563
          Puerto Rico Commonwealth 6% 7/1/2026                                                   A         1,000M         1,047,500
          Total                                                                                                           3,232,751
-----------------------------------------------------------------------------------------------------------------------============
General Obligation Local .73%

          Fresno CA Unified Fed Sch Dist Ser C FSA+ 5 3/8% 8/1/2021                            AAA         2,000M         2,002,500
-----------------------------------------------------------------------------------------------------------------------============
Education 12.61%

          California Ed Fac Auth Rev/Loyola Marymount Univ Ser B 6.60% 10/1/2022                 A         1,900M         2,052,000
          California Ed Fac Auth Rev/Pooled College Prjt 6.30% 4/1/2021                        Baa         1,000M         1,055,000
          California Ed Fac Auth Rev/Stanford Univ Ser M 5 1/4% 12/1/2026                      AAA         3,200M         3,192,000
          California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6% 10/1/2016                  AAA         1,500M         1,601,250
          California Ed Fac Auth Rev/Univ of San Francisco MBIA+ 6% 10/1/2026                  AAA        10,500M        11,208,750
          California St Univ Rev FGIC+ 5.90% 11/1/2021                                         AAA         7,700M         8,085,000
          University CA Rev AMBAC+ 6% 7/1/2026                                                 AAA         6,825M         7,243,030
          Total                                                                                                          34,437,030
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 1.52%

          California Health Fac Auth Rev/Cedarknoll Ser B CA MTGE+ 7 1/2% 8/1/2020               A         1,000M         1,085,000
          California Health Fac Auth Rev/San Diego Hosp Assn Ser A
          MBIA+ 6.95% 10/1/2021                                                                AAA         2,750M         3,055,938
          Total                                                                                                           4,140,938
-----------------------------------------------------------------------------------------------------------------------============
Housing 5.35%

          California Hsg Fin Agy Rev Home Mtge Ser A 7 3/8% 8/1/2017                            Aa         7,085M         7,563,238
          California St Hsg Fin Agy Home Mtge Rev Ser L MBIA+ AMT+++
          6.40% 8/1/2027                                                                       AAA         6,625M         7,039,063
          San Diego CA Sing Fam Mtge Rev Issue A 9.20% 7/15/2016                                Aa             5M             5,369
          Total                                                                                                          14,607,670
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds .61%

          Puerto Rico Ind Med & Environmental Rev/Upjohn 7 1/2% 12/1/2023                       AA         1,550M         1,658,500
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 6.05%

          California St Pub Wks Bd Lease Rev Ref Various Comm PJ-B
          AMBAC+ 5 5/8% 3/1/2019                                                               AAA         3,000M         3,075,000
          Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                                       AAA            35M            36,702
          Los Angeles CA Trans Comm Sales Tax Rev MBIA+ 7% 7/1/2019                            AAA         4,960M         5,288,600
          Orange Co CA Recovery Ctfs Part Ser A MBIA+ 6% 7/1/2008                              AAA         3,000M         3,326,250
          Orange Co CA Recovery Ctfs Part Ser A MBIA+ 6% 7/1/2026                              AAA         3,205M         3,397,300
          Santa Clara CA Ctfs 7.80% 11/1/2013                                                    A         1,295M         1,406,693
          Total                                                                                                          16,530,545
-----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 4.17%

          California Poll Ctrl Rev/Pacific Gas & Elec MBIA+ AMT+++ 8 3/4% 1/1/2007             AAA           650M           668,116
          California Poll Ctrl Rev/So CA Edison Ser B AMBAC+ AMT+++ 6.40% 12/1/2024            AAA        10,000M        10,712,500
          Total                                                                                                          11,380,616
          -------------------------------------------------------------------------------------------------------------============

          Statement of Net Assets
          CALIFORNIA SERIES September 30, 1997
                                                                                      Rating*: S&P      Principal
          Investments                                                                   or Moody's         Amount       Market Value
====================================================================================================================================
Power 10.58%

          Los Angeles CA Dept Wtr & Pwr Elec Plt Rev FGIC+ 5.40% 11/15/2031                    AAA       $ 1,000M      $    991,250
          Northern CA Transmission Rev MBIA+ 6 1/2% 5/1/2016                                   AAA         4,250M         4,648,438
          Northern CA Transmission Rev RIBS MBIA+ 6.607% 4/29/2024++                           AAA         8,500M         8,563,750
          Palo Alto CA Util Rev Ser A 6 1/4% 6/1/2020                                           AA         2,860M         3,078,075
          Puerto Rico Elec Pwr Auth Ser O 7 1/8% 7/1/2014                                      BBB           500M           530,625
          Sacramento CA Muni Util Dist Elec Rev RIBS FGIC+ 8.868% 8/15/2018++                  AAA         6,000M         6,945,000
          Santa Clara CA Elec Rev Ser A MBIA+ 6 1/4% 7/1/2019                                  AAA         3,890M         4,133,125
          Total                                                                                                          28,890,263
-----------------------------------------------------------------------------------------------------------------------============
Solid Waste 1.07%

          California Poll Ctrl Fin Auth Solid Waste Rev/Browning Ferris
          AMT+++ 6 3/4% 9/1/2019                                                                 A         2,600M         2,908,750
-----------------------------------------------------------------------------------------------------------------------============
Transportation 16.77%

          Long Beach Hbr Rev MBIA+ AMT+++ 5 1/4% 5/15/2025                                     AAA         3,000M         2,891,250
          Los Angeles CA Dept Arpts Rev Ontario Intl Arpt Ser A
          FGIC+ AMT+++ 6% 5/15/2026                                                            AAA         2,750M         2,880,625
          Los Angeles CA Hbr Dept Rev Ser B MBIA+ AMT+++ 5 3/8% 11/1/2019                      AAA         5,000M         4,912,500
          Los Angeles CA Hbr Dept Rev Ser B AMT+++ 5 3/8% 11/1/2023                             AA         6,525M         6,386,343
          Los Angeles CA Hbr Dept Rev Ser B AMT+++ 6 5/8% 8/1/2025                              AA         1,000M         1,083,750
          Port Oakland CA Port Rev Ser I MBIA+ 5.60% 11/1/2019                                 AAA         1,500M         1,531,875
          Puerto Rico Commonwealth Hwy Rev Ser Y 5 1/2% 7/1/2018                                 A         2,000M         2,017,500
          San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
          FGIC+ 6.60% 7/1/2012                                                                 AAA         1,540M         1,680,525
          San Francisco CA City & Co Arpt Comm Intl Arpt Rev Ser I
          AMBAC+ AMT+++ 6 1/2% 5/1/2018                                                        AAA         4,500M         4,921,875
          San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser
          MBIA+ 6 3/4% 5/1/2020                                                                AAA         5,000M         5,587,500
          San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser
          FGIC+ 5 5/8% 5/1/2021                                                                AAA         2,000M         2,040,000
          San Francisco CA City & Co Arpt Intl Arpt Rev 2nd Ser 8B
          FGIC+ 6.10% 5/1/2025                                                                 AAA         2,000M         2,117,500
          San Joaquin Hills CA Trans Corridor Agy Toll Rd Rev Zero Coupon 1/1/2025             AAA        10,000M         2,337,500
          San Joaquin Hills CA Trans Corridor Agy Toll Rd Rev Ser A 5 1/2% 1/15/2028           BBB         2,000M         1,950,000
          San Joaquin Hills CA Trans Corridor Agy Toll Rd Rev Ser A
          MBIA+ 5 3/8% 1/15/2029                                                               AAA         3,500M         3,443,125
          Total                                                                                                          45,781,868
-----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 12.16%

          California St Dept Wtr Res Ser O 5% 12/1/2022                                         AA         2,240M         2,136,400
          Chino Ontario Upland CA Wtr Facs Auth Ctfs FGIC+ 5.20% 10/1/2015                     AAA         5,000M         4,937,500
          East Bay CA Muni Util Dist Wastewtr Treatment Sys Rev
          RIBS AMBAC+ 6.92% 6/1/2020++                                                         AAA         1,750M         1,787,187
          Los Angeles CA Wastewtr Sys Rev Ser A MBIA+ 4.90% 12/1/2010                          AAA         2,895M         2,895,000
          Los Angeles CA Wastewtr Rev Ser C 7.10% 6/1/2018                                       A         5,980M         6,361,225
          Metropolitan Wtr Dist So CA Wtrwks Rev RIBS 7.682% 8/5/2022++                         AA         7,300M         7,957,000
          Metropolitan Wtr Dist So CA Wtrwks Rev Ser C 5% 7/1/2037                              AA         2,000M         1,870,000
          Vallejo CA Rev Ref Wtr Imp Prjt Ser A FSA+ 5 7/8% 5/1/2026                           AAA         5,000M         5,243,750
          Total                                                                                                          33,188,062
          -------------------------------------------------------------------------------------------------------------============
          Total Municipal Bonds 100.65% (Cost $260,199,101)                                                             274,794,610
===================================================================================================================================
Other Assets, Less Liabilities (.65)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 (1,785,576)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $273,009,034
===================================================================================================================================

          Class A Shares -- Net asset value ($258,504,916 / 24,115,576 shares outstanding)                                   $10.72

          Class C Shares -- Net asset value ($14,504,118 / 1,353,349 shares outstanding)                                     $10.72

        * Ratings have not been audited by Deloitte & Touche LLP.
        + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
       ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1997. See page 1 for additional information.
      +++ Income from these investments may be subject to the Alternative
          Minimum Tax.
          See Notes to Financial Statements.

Statements of Operations

                                                                                                         Year Ended 9/30/97
                                                      ---------------------------------------------------------------------
                                                          National      New York         Texas    New Jersey    Connecticut
Investment Income                                           Series        Series        Series        Series         Series
===========================================================================================================================
Income
Interest                                              $ 40,498,037  $ 19,104,611  $  5,785,490  $ 11,124,424   $  7,252,668
---------------------------------------------------------------------------------------------------------------------------
Expenses
Management fee                                           3,310,474     1,546,703       463,328       920,184        600,344
Management fee waived                                           --            --            --       (76,825)      (220,975)
12b-1 distribution plan                                  2,007,370       811,694       249,678       441,129        247,201
Shareholder servicing                                      397,952       159,046        57,812       111,223         47,481
Registration                                                55,000         1,900         2,400         3,000          1,000
Reports to shareholders                                     87,327        38,868         6,468        21,819          7,684
Audit and tax                                               69,064        40,600        17,600        30,146         22,368
Legal                                                       24,565        19,298         5,000        15,058          2,795
Directors                                                   16,500         9,000         2,975         5,445          2,988
Other                                                       77,814        46,969         4,033        38,559          1,337
Total expenses                                           6,046,066     2,674,078       809,294     1,509,738        712,223
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   34,451,971    16,430,533     4,976,196     9,614,686      6,540,445
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
===========================================================================================================================
Realized gain from investment transactions
Proceeds from sales                                  1,760,752,035   362,174,980   148,384,370   290,097,419     49,741,123
Cost of investments sold                             1,752,258,374   359,412,897   147,623,322   287,838,146     49,333,788
Net realized gain                                        8,493,661     2,762,083       761,048     2,259,273        407,335
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments                  15,356,407     4,503,556     2,542,204     2,850,706      2,846,990
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments         23,850,068     7,265,639     3,303,252     5,109,979      3,254,325
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations  $ 58,302,039  $ 23,696,172  $  8,279,448  $ 14,724,665   $  9,794,770
===========================================================================================================================


                                                                                                         Year Ended 9/30/97
                                                      ---------------------------------------------------------------------
                                                          Missouri        Hawaii    Washington     Minnesota     California
Investment Income                                           Series        Series        Series        Series         Series
===========================================================================================================================
Income
Interest                                              $  8,158,242  $  4,780,866  $  4,095,429  $    532,266   $ 17,172,488
---------------------------------------------------------------------------------------------------------------------------
Expenses
Management fee                                             689,175       400,345       344,362        45,321      1,406,241
Management fee waived                                     (329,040)     (227,090)      (34,553)      (45,321)      (344,451)
12b-1 distribution plan                                    437,956       209,303            --            --        831,987
Shareholder servicing                                      102,142        52,832        50,865        10,706        124,708
Registration                                                 3,605           650         1,000         1,860          3,400
Reports to shareholders                                     10,900         6,424         7,812           884         24,336
Audit and tax                                               21,894        13,200        12,731        10,680         34,572
Legal                                                        3,900         4,794         1,276           600         16,450
Directors                                                    3,798         3,471         2,819           180          6,061
Organization                                                    --            75           572         1,380             --
Other                                                       18,560         4,059         4,570         6,282         49,430
Total expenses                                             962,890       468,063       391,454        32,572      2,152,734
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                    7,195,352     4,312,803     3,703,975       499,694     15,019,754
---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===========================================================================================================================
Realized gain (loss) from investment transactions
Proceeds from sales                                     42,189,276    31,705,457   123,647,597     3,676,004    417,110,674
Cost of investments sold                                41,942,758    31,413,085   122,300,549     3,707,798    414,905,734
Net realized gain (loss)                                   246,518       292,372     1,347,048       (31,794)     2,204,940
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments                   3,361,757     1,942,576     1,371,578       333,373      5,289,887
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments          3,608,275     2,234,948     2,718,626       301,579      7,494,827
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations  $ 10,803,627  $  6,547,751  $  6,422,601  $    801,273   $ 22,514,581
===========================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                      Year Ended 9/30/97
                                                           ---------------------------------------------
                                                                National        New York           Texas
Increase (Decrease) in Net Assets                                 Series          Series          Series
========================================================================================================
Operations
Net investment income                                      $  34,451,971   $  16,430,533   $   4,976,196
Net realized gain from investment transactions                 8,493,661       2,762,083         761,048
Net unrealized appreciation (depreciation) of investments     15,356,407       4,503,556       2,542,204
Net increase in net assets resulting from operations          58,302,039      23,696,172       8,279,448
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                                        (35,155,788)    (16,684,783)     (5,044,386)
Net realized loss from investment transactions                        --              --        (646,428)
Total distributions                                          (35,155,788)    (16,684,783)     (5,690,814)
--------------------------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares                             35,601,437      12,173,340       2,994,354
Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized gain
from investment transactions                                  18,500,641       9,556,295       3,021,664
Net asset value of shares issued in exchange for
assets acquired in tax-free acquisition                               --              --              --
Total                                                         54,102,078      21,729,635       6,016,018
--------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                   (102,855,970)    (47,803,872)    (11,718,272)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
share transactions                                           (48,753,892)    (26,074,237)     (5,702,254)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                            (25,607,641)    (19,062,848)     (3,113,620)
--------------------------------------------------------------------------------------------------------
Net  Assets
Beginning of year                                            672,343,855     319,552,746      94,414,494
--------------------------------------------------------------------------------------------------------
End of year+                                               $ 646,736,214   $ 300,489,898   $  91,300,874
========================================================================================================


                                                                                      Year Ended 9/30/96
                                                           ---------------------------------------------
                                                                National        New York           Texas
Increase (Decrease) in Net Assets                                 Series          Series          Series
========================================================================================================
Operations
Net investment income                                      $  35,611,434   $  18,011,455   $   5,477,906
Net realized gain from investment transactions                 6,073,693       3,622,706         732,214
Net unrealized appreciation (depreciation) of investments       (906,258)     (5,732,944)       (334,915)
Net increase in net assets resulting from operations          40,778,869      15,901,217       5,875,205
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                                        (35,301,437)    (17,627,218)     (5,330,896)
Net realized loss from investment transactions                        --              --              --
Total distributions                                          (35,301,437)    (17,627,218)     (5,330,896)
--------------------------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares                             39,972,459      20,811,142       4,835,000
Net asset value of shares issued to shareholders in
reinvestment of net investment income and realized gain
from investment transactions                                  19,064,733      10,329,658       2,685,685
Net asset value of shares issued in exchange for
assets acquired in tax-free acquisition                       44,391,757       7,525,059              --
Total                                                        103,428,949      38,665,859       7,520,685
--------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                    (87,262,001)    (49,004,761)    (13,954,966)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived from capital
share transactions                                            16,166,948     (10,338,902)     (6,434,281)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                             21,644,380     (12,064,903)     (5,889,972)
--------------------------------------------------------------------------------------------------------
Net  Assets
Beginning of year                                            650,699,475     331,617,649     100,304,466
--------------------------------------------------------------------------------------------------------
End of year+                                               $ 672,343,855   $ 319,552,746   $  94,414,494
========================================================================================================

+ Includes (overdistributed) undistributed net investment income of $(2,298,835), $(949,569) and $(18,102), respectively, at September 30, 1997 and (overdistributed) undistributed net investment income of $(1,595,018), $(695,319) and $50,088, respectively, at September 30, 1996.

    See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                                  Year Ended 9/30/97
                                                       -----------------------------------------------------------------------------
                                                          New Jersey     Connecticut        Missouri          Hawaii      Washington
Increase (Decrease) in Net Assets                             Series          Series          Series          Series          Series
====================================================================================================================================
Operations
Net investment income                                  $   9,614,686   $   6,540,445   $  7,195,352   $   4,312,803   $   3,703,975
Net realized gain (loss) from investment transactions      2,259,273         407,335        246,518         292,372       1,347,048
Net unrealized appreciation of investments                 2,850,706       2,846,990      3,361,757       1,942,576       1,371,578
Net increase in net assets resulting
from operations                                           14,724,665       9,794,770     10,803,627       6,547,751       6,422,601
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                                     (9,740,556)     (6,503,760)    (7,156,539)     (4,250,983)     (3,760,874)
Total distributions                                       (9,740,556)     (6,503,760)    (7,156,539)     (4,250,983)     (3,760,874)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares                         17,203,304       8,963,629     15,958,674       5,715,066       2,537,235
Net asset value of shares issued to shareholders
in reinvestment of net investment income and
realized gain from investment transactions                 5,413,150       3,324,275      3,885,605       1,939,959       2,231,777
Total                                                     22,616,454      12,287,904     19,844,279       7,655,025       4,769,012
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                (29,538,020)    (18,555,099)   (17,355,063)    (16,216,580)    (12,510,858)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                           (6,921,566)     (6,267,195)     2,489,216      (8,561,555)     (7,741,846)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                         (1,937,457)     (2,976,185)     6,136,304      (6,264,787)     (5,080,119)
-----------------------------------------------------------------------------------------------------------------------------------
Net  Assets
Beginning of year                                        186,402,302     122,884,988    134,143,954      85,344,275      71,295,329
-----------------------------------------------------------------------------------------------------------------------------------
End of year+                                           $ 184,464,845   $ 119,908,803   $140,280,258   $  79,079,488   $  66,215,210
===================================================================================================================================


                                                                  Year Ended 9/30/97
                                                       -----------------------------
                                                           Minnesota      California
Increase (Decrease) in Net Assets                             Series          Series
====================================================================================
Operations
Net investment income                                  $     499,694   $  15,019,754
Net realized gain (loss) from investment transactions        (31,794)      2,204,940
Net unrealized appreciation of investments                   333,373       5,289,887
Net increase in net assets resulting
from operations                                              801,273      22,514,581
------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income                                       (505,256)    (14,909,128)
Total distributions                                         (505,256)    (14,909,128)
------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares                          2,953,707      16,665,881
Net asset value of shares issued to shareholders
in reinvestment of net investment income and
realized gain from investment transactions                   309,868       6,516,836
Total                                                      3,263,575      23,182,717
------------------------------------------------------------------------------------
Cost of shares reacquired                                 (1,096,054)    (52,616,616)
------------------------------------------------------------------------------------
Increase (decrease) in net assets derived
from capital share transactions                            2,167,521     (29,433,899)
------------------------------------------------------------------------------------
Increase (decrease) in net assets                          2,463,538     (21,828,446)
------------------------------------------------------------------------------------
Net  Assets
Beginning of year                                          8,046,889     294,837,480
------------------------------------------------------------------------------------
End of year+                                           $  10,510,427   $ 273,009,034
====================================================================================

+ Includes (overdistributed) undistributed net investment income of $(378,247), $28,140, $(514,569), $(160,037), $(241,313), $9,090 and
    $(871,381), respectively, at September 30, 1997.

    See Notes to Financial Statements.

Statements of Changes in Net Assets



                                                                                                              Year Ended 9/30/96
                                   ---------------------------------------------------------------------------------------------
Increase (Decrease)                   New Jersey     Connecticut        Missouri          Hawaii      Washington       Minnesota
in Net Assets                             Series          Series          Series          Series          Series          Series
================================================================================================================================
Operations
Net investment income              $  10,094,793   $   6,679,207   $   6,998,862   $   4,691,747   $   4,036,501   $     402,293
Net realized gain (loss) from
investment transactions                2,284,474         233,088         984,793         620,421         400,112         (29,599)
Net unrealized
appreciation (depreciation)
of investments                          (934,233)       (458,922)       (627,703)       (498,915)        356,916        (110,355)
Net increase in net assets
resulting from operations             11,445,034       6,453,373       7,355,952       4,813,253       4,793,529         262,339
--------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from
Net investment income                (10,130,335)     (6,419,221)     (7,226,857)     (4,609,365)     (4,111,145)       (388,612)
Net realized gain from
investment transactions                       --              --              --              --              --         (44,188)
Total distributions                  (10,130,335)     (6,419,221)     (7,226,857)     (4,609,365)     (4,111,145)       (432,800)
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
Net proceeds from sales of shares     20,596,239      19,396,365      11,241,199      10,477,052       4,280,899       4,297,692
Net asset value of shares
issued to shareholders
in reinvestment of net
investment income and
realized gain from
investment transactions                5,684,017       3,443,037       4,116,755       2,125,689       2,420,812         284,450
Net asset value of shares
issued in exchange for
assets acquired in tax-free
acquisition                                   --              --              --              --              --              --
Total                                 26,280,256      22,839,402      15,357,954      12,602,741       6,701,711       4,582,142
--------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired            (32,754,740)    (13,424,762)    (13,166,042)    (13,567,467)    (10,448,073)       (679,941)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
net assets derived from
capital share transactions            (6,474,484)      9,414,640       2,191,912        (964,726)     (3,746,362)      3,902,201
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)
in net assets                         (5,159,785)      9,448,792       2,321,007        (760,838)     (3,063,978)      3,731,740
--------------------------------------------------------------------------------------------------------------------------------
Net  Assets
Beginning of period                  191,562,087     113,436,196     131,822,947      86,105,113      74,359,307       4,315,149
--------------------------------------------------------------------------------------------------------------------------------
End of period+                     $ 186,402,302   $ 122,884,988   $ 134,143,954   $  85,344,275   $  71,295,329   $   8,046,889
==================================================================================================================================


                                               One
                                       Month Ended      Year Ended
                                           9/30/96         8/31/96
                                     -------------   -------------
Increase (Decrease)                     California      California
in Net Assets                               Series          Series
===================================  =============   =============
Operations
Net investment income                $   1,270,077   $  15,909,947
Net realized gain (loss) from
investment transactions                    152,431       1,550,576
Net unrealized
appreciation (depreciation)
of investments                           3,003,787      (3,799,733)
Net increase in net assets
resulting from operations                4,426,295      13,660,790
-----------------------------------  -------------   -------------
Distributions to
shareholders from
Net investment income                   (1,331,764)    (15,888,739)
Net realized gain from
investment transactions                         --              --
Total distributions                     (1,331,764)    (15,888,739)
-----------------------------------  -------------   -------------
Capital share transactions
Net proceeds from sales of shares        2,814,821      20,619,999
Net asset value of shares
issued to shareholders
in reinvestment of net
investment income and
realized gain from
investment transactions                    575,513       6,879,438
Net asset value of shares
issued in exchange for
assets acquired in tax-free
acquisition                                     --      16,355,395
Total                                    3,390,334      43,854,832
-----------------------------------  -------------   -------------
Cost of shares reacquired               (3,258,486)    (46,289,724)
-----------------------------------  -------------   -------------
Increase (decrease) in
net assets derived from
capital share transactions                 131,848      (2,434,892)
-----------------------------------  -------------   -------------
Increase (decrease)
in net assets                            3,226,379      (4,662,841)
-----------------------------------  -------------   -------------
Net  Assets
Beginning of period                    291,611,101     296,273,942
-----------------------------------  -------------   -------------
End of period+                       $ 294,837,480   $ 291,611,101
==================================================================

+ Includes (overdistributed) undistributed net investment income of $(252,377), $(8,545), $(553,382), $(221,857), $(184,414), $14,652 and
    $(982,007), respectively, at September 30, 1996 and ($920,320) at August 31, 1996.

    See Notes to Financial Statements.

      Financial Highlights
      NATIONAL SERIES

                                                                                                           Class A Shares
                                                             --------------------------------------------------------------
                                                                                                         Year Ended 9/30,
Per Share Operating Performance:                                 1997         1996       1995       1994             1993
===========================================================================================================================
Net asset value, beginning of year                           $  11.08     $  11.00   $  10.62   $  12.37         $  11.72
---------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                       .587         .603       .626       .657             .695
      Net realized and unrealized gain (loss) on investments      .415         .075       .382     (1.3124)           .9255
      Total from investment operations                           1.002         .678      1.008      (.6554)          1.6205
      ---------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.602)       (.598)     (.628)     (.6596)          (.693)
      Distributions from net realized gain                         --           --         --       (.435)           (.2775)
      ---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  11.48     $  11.08   $  11.00   $  10.62         $  12.37
---------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  9.30%        6.31%      9.84%     (5.64)%          14.57%
===========================================================================================================================
      Ratios to Average Net Assets:
      Expenses                                                   0.87%        0.90%+     0.82%      0.86%            0.87%
      Net investment income                                      5.27%        5.63%+     5.92%      5.76%            5.79%
      =====================================================================================================================


                                                                      Class B Shares                     Class C Shares
                                                      ---------------------------------   --------------------------------
                                                      Year Ended 9/30,        8/1/96(c)   Year Ended 9/30,      7/15/96(c)
Per Share Operating Performance:                                  1997    to 9/30/96                  1997   to 9/30/96
=======================================================================================   ================================
Net asset value, beginning of period                           $ 11.08       $ 11.05               $ 11.08      $ 10.90
---------------------------------------------------------------------------------------   --------------------------------
      Income from investment operations
      Net investment income                                        .553          .089                  .507         .106
      Net realized and unrealized gain on investments              .413          .033                  .423         .190
      Total from investment operations                             .966          .122                  .93          .296
      ---------------------------------------------------------------------------------   --------------------------------
      Distributions
      Dividends from net investment income                        (.546)        (.092)                (.520)       (.116)
      ---------------------------------------------------------------------------------   --------------------------------
Net asset value, end of period                                 $ 11.50       $ 11.08               $ 11.49      $ 11.08
---------------------------------------------------------------------------------------   --------------------------------
Total Return(a)                                                   8.95%         1.16%(b)              8.61%        2.71%(b)
==========================================================================================================================
      Ratios to Average Net Assets:
      Expenses                                                    1.37%         0.20%(b)              1.59%        0.34%(b)
      Net investment income                                       4.65%         0.68%(b)              4.54%        0.96%(b)
      ====================================================================================================================

                                                                                                      Year Ended 9/30,
Supplemental Data for All Classes:                               1997          1996        1995       1994        1993
======================================================================================================================
      Net assets, end of year (000)                          $646,736      $672,344    $650,699   $662,380    $709,413
      Portfolio turnover rate                                  232.64%       205.35%     225.39%    184.07%     138.06%
      ================================================================================================================

(a) Total return does not consider the effects of sales loads.
(b) Not annualized.
(c) Commencement of offering respective Class shares.
    See Notes to Financial Statements.

Financial Highlights
NEW YORK SERIES

                                                                                                        Class A Shares
                                                             ----------------------------------------------------------
                                                                                                       Year Ended 9/30,
Per Share Operating Performance:                                 1997          1996        1995       1994        1993
=======================================================================================================================
Net asset value, beginning of year                           $  10.78      $  10.85    $  10.54   $  12.27    $  11.60
-----------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                       .578          .597        .610       .649        .682
      Net realized and unrealized gain (loss) on investments      .262         (.081)       .316     (1.3665)      .874
      Total from investment operations                            .84           .516        .926      (.7175)     1.556
      -----------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.590)        (.586)      (.616)     (.6475)     (.681)
      Distributions from net realized gain                         --            --          --       (.365)      (.205)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  11.03      $  10.78    $  10.85   $  10.54    $  12.27
-----------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  8.01%         4.87%       9.12%     (6.21)%     13.95%
=======================================================================================================================
      Ratios to Average Net Assets:
      Expenses                                                   0.85%         0.81%+      0.82%      0.83%       0.85%
      Net investment income                                      5.35%         5.54%       5.83%      5.72%       5.72%
      =================================================================================================================


                                                              Class C Shares
                                              ----------------------------------
                                              Year Ended 9/30,       7/15/96(c)
Per Share Operating Performance:                          1997    to 9/30/96
================================================================================
Net asset value, beginning of period                   $ 10.78       $ 10.63
--------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                .483          .111
      Net realized and unrealized gain on investments      .267          .152
      Total from investment operations                     .75           .263
      --------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                (.510)        (.113)
      --------------------------------------------------------------------------
Net asset value, end of period                         $ 11.02       $ 10.78
--------------------------------------------------------------------------------
Total Return(a)                                           7.13%         2.48%(b)
================================================================================
      Ratios to Average Net Assets:
      Expenses                                            1.57%         0.34%(b)
      Net investment income                               4.60%         1.04%(b)
      ==========================================================================


                                                                                                      Year Ended 9/30,
Supplemental Data for All Classes:                               1997          1996        1995       1994        1993
======================================================================================================================
      Net assets, end of year (000)                          $300,490      $319,553    $331,618   $338,539    $376,456
      Portfolio turnover rate                                  110.28%        64.25%     105.62%    149.13%     101.59%
      ================================================================================================================

(a) Total return does not consider the effects of sales loads.
(b) Not annualized.
(c) Commencement of offering Class shares.
    See Notes to Financial Statements.

      Financial Highlights
      TEXAS SERIES

                                                                                                      Year Ended 9/30,
Per Share Operating Performance:                                 1997          1996        1995       1994        1993
========================================================================================================================
Net asset value, beginning of year                           $  10.11      $  10.05    $   9.59   $  10.82    $  10.28
------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                       .548          .567        .571       .604        .624
      Net realized and unrealized gain (loss)
      on investments                                              .367          .045        .452     (1.0802)      .7135
      Total from investment operations                            .915          .612       1.023      (.4762)     1.3375
      ------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.555)        (.552)      (.563)     (.6038)     (.615)
      Distributions from net realized gain                       (.07)          --          --        (.15)       (.1825)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  10.40      $  10.11    $  10.05   $   9.59    $  10.82
------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  9.25%         6.11%+     11.14%     (4.60)%     13.64%
========================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                          $ 91,301      $ 94,414    $100,304   $103,836    $109,232
      ------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                 0.88%         0.69%       0.62%      0.50%       0.57%
      Expenses, excluding waiver                                 0.88%         0.87%       0.87%      0.87%       0.97%
      Net investment income                                      5.38%         5.58%       5.90%      5.97%       5.96%
      Portfolio turnover rate                                  127.88%       112.34%     108.00%     96.79%      58.10%
      ==================================================================================================================

(a) Total return does not consider the effects of sales loads.
    See Notes to Financial Statements.

      Financial Highlights
      NEW JERSEY SERIES

                                                                                                      Year Ended 9/30,
Per Share Operating Performance:                                 1997          1996        1995       1994        1993
========================================================================================================================
Net asset value, beginning of year                           $   5.18      $   5.14    $   4.95   $   5.55    $   5.14
------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                       .272          .277        .287       .300        .318
      Net realized and unrealized gain (loss)
      on investments                                              .144          .041        .192      (.507)       .439
      Total from investment operations                            .416          .318        .479      (.207)       .757
      ------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.276)        (.278)      (.289)     (.303)      (.307)
      Distribution from net realized gain                          --            --          --       (.09)       (.04)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   5.32      $   5.18    $   5.14   $   4.95    $   5.55
------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  8.25%         6.29%       9.98%     (3.91)%     15.26%
========================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                          $184,465      $186,402    $191,562   $184,230    $178,767
      ------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                 0.82%         0.79%       0.72%      0.51%       0.35%
      Expenses, excluding waiver                                 0.86%         0.86%       0.87%      0.83%       0.83%
      Net investment income                                      5.21%         5.31%       5.73%      5.76%       5.88%
      Portfolio turnover rate                                  154.80%       171.63%     133.11%     75.62%      88.29%
      ==================================================================================================================

(a) Total return does not consider the effects of sales loads.
    See Notes to Financial Statements.

      Financial Highlights
      CONNECTICUT SERIES

                                                                                                      Year Ended 9/30,
Per Share Operating Performance:                                 1997          1996        1995       1994        1993
========================================================================================================================
Net asset value, beginning of year                           $  10.13      $  10.12    $   9.71   $  11.01    $  10.16
------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                       .556          .576        .579       .585        .612
      Net realized and unrealized gain (loss)
      on investments                                              .287         (.013)       .407     (1.1287)      .906
      Total from investment operations                            .843          .563        .986      (.5437)     1.518
      ------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.553)        (.553)      (.576)     (.6038)     (.608)
      Distributions from net realized gain                         --            --          --       (.1525)     (.06)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $  10.42      $  10.13    $  10.12   $   9.71    $  11.01
------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  8.56%         5.70%      10.52%     (5.13)%     15.48%
========================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                          $119,909      $122,885    $113,436   $101,619    $ 93,020
      ------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                 0.59%         0.38%       0.41%      0.49%       0.44%
      Expenses, excluding waiver                                 0.78%         0.80%       0.86%      0.86%       0.91%
      Net investment income                                      5.45%         5.66%       5.89%      5.67%       5.60%
      Portfolio turnover rate                                   37.09%        63.61%      54.19%     97.42%      45.81%
      ==================================================================================================================

(a) Total return does not consider the effects of sales loads.
    See Notes to Financial Statements.

      Financial Highlights
      MISSOURI SERIES

                                                                                                      Year Ended 9/30,
Per Share Operating Performance:                                 1997          1996        1995       1994        1993
========================================================================================================================
Net asset value, beginning of year                           $   5.08      $   5.08    $   4.88   $   5.51    $   5.14
------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                       .268          .267        .277       .2926       .305
      Net realized and unrealized gain (loss)
      on investments                                              .138          .008        .204      (.5681)      .381
      Total from investment operations                            .406          .275        .481      (.2755)      .686
      ------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.266)        (.275)      (.281)     (.297)      (.301)
      Distributions from net realized gain                         --            --          --       (.0575)     (.015)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   5.22      $   5.08    $   5.08   $   4.88    $   5.51
------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  8.22%         5.54%      10.21%     (5.22)%     13.80%
========================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                          $140,280      $134,144    $131,823   $119,690    $107,478
      ------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                 0.70%         0.77%       0.74%      0.60%       0.48%
      Expenses, excluding waiver                                 0.94%         0.92%       0.89%      0.91%       0.92%
      Net investment income                                      5.22%         5.21%       5.61%      5.60%       5.66%
      Portfolio turnover rate                                   27.34%        93.17%      58.17%     50.59%      56.20%
      ==================================================================================================================

(a) Total return does not consider the effects of sales loads.
    See Notes to Financial Statements.

      Financial Highlights
      HAWAII SERIES

                                                                                                      Year Ended 9/30,
Per Share Operating Performance:                                 1997          1996        1995       1994        1993
========================================================================================================================
Net asset value, beginning of year                           $   4.93      $   4.91    $   4.72   $   5.34    $   4.89
------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                       .266          .273        .271       .2918       .297
      Net realized and unrealized gain (loss)
      on investments                                              .138          .015        .198      (.578)       .454
      Total from investment operations                            .404          .288        .469      (.2862)      .751
      ------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.264)        (.268)      (.279)     (.2888)     (.301)
      Distribution from net realized gain                          --            --          --       (.045)         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   5.07      $   4.93    $   4.91   $   4.72    $   5.34
------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  8.42%         5.94%      10.30%     (5.54)%     15.85%
========================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                          $ 79,079      $ 85,344    $ 86,105   $ 92,972    $ 92,883
      ------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                 0.58%         0.57%       0.58%      0.41%       0.40%
      Expenses, excluding waiver                                 0.87%         0.87%       0.87%      0.87%       0.90%
      Net investment income                                      5.39%         5.46%       5.74%      5.80%       5.62%
      Portfolio turnover rate                                   29.09%        59.46%      70.64%     66.04%      34.49%
      ==================================================================================================================

(a) Total return does not consider the effects of sales loads.
    See Notes to Financial Statements.

      Financial Highlights
      WASHINGTON SERIES

                                                                                                      Year Ended 9/30,
Per Share Operating Performance:                                 1997          1996        1995       1994        1993
========================================================================================================================
Net asset value, beginning of year                           $   4.96      $   4.91    $   4.72   $   5.35    $   4.92
------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations
      Net investment income                                      .268          .271        .277        .2976       .304
      Net realized and unrealized gain (loss)
      on investments                                             .206          .056        .200       (.5895)      .427
      Total from investment operations                           .474          .327        .477       (.2919)      .731
      ------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                      (.274)        (.277)      (.287)      (.2931)     (.301)
      Distribution from net realized gain                          --            --          --       (.045)         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                 $   5.16      $   4.96    $   4.91   $   4.72    $   5.35
------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  9.82%         6.80%      10.48%     (5.65)%     15.32%
========================================================================================================================
Ratios/Supplemental Data:
      Net assets, end of year (000)                          $ 66,215      $ 71,295    $ 74,359   $ 78,854    $ 77,324
      ------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                 0.57%         0.60%       0.53%      0.29%       0.30%
      Expenses, excluding waiver                                 0.62%         0.68%       0.68%      0.67%       0.80%
      Net investment income                                      5.36%         5.47%       5.84%      5.93%       5.86%
      Portfolio turnover rate                                  132.37%        78.02%      92.85%    137.74%      85.45%
      ==================================================================================================================

(a) Total return does not consider the effects of sales loads.
    See Notes to Financial Statements.

      Financial Highlights
      MINNESOTA SERIES

                                                                       Year Ended 9/30,     12/27/94(c)
Per Share Operating Performance:                                 1997              1996   to 9/30/95
========================================================================================================
Net asset value, beginning of period                          $  4.90            $ 5.01      $  4.76
--------------------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                       .273              .294         .230
      Net realized and unrealized gain (loss) on investments      .155             (.078)        .249
      Total from investment operations                            .428              .216         .479
      --------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                       (.278)            (.286)       (.229)
      Distribution from net realized gain                          --              (.04)          --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  5.05            $ 4.90      $  5.01
--------------------------------------------------------------------------------------------------------
Total Return(a)                                                  8.97%             4.44%       10.22%(b)
========================================================================================================
Ratios/Supplemental Data:
      Net assets, end of period (000)                         $10,510            $8,047      $ 4,315
      --------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:
      Expenses, including waiver                                 0.36%             0.00%        0.00%(b)
      Expenses, excluding waiver                                 0.86%             0.91%        0.64%(b)
      Net investment income                                      5.51%             5.91%        4.58%(b)
      Portfolio turnover rate                                   41.45%            43.08%      121.41%
      ==================================================================================================

(a) Total return does not consider the effects of sales loads.
(b) Not annualized.
(c) Commencement of operations.
    See Notes to Financial Statements.

      Financial Highlights
      CALIFORNIA SERIES

                                                                                                                     Class A Shares
                                            ---------------------------------------------------------------------------------------
                                                   Year     One Month
                                            Ended 9/30,   Ended 9/30,                                              Year Ended 8/31,
Per Share Operating Performance:                   1997          1996         1996       1995       1994       1993            1992
===================================================================================================================================
Net asset value, beginning of period           $  10.43      $  10.32     $  10.41   $  10.45   $  11.79   $  11.21      $  10.78
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment
      operations
      Net investment income                         .560          .046         .566       .588       .623       .656          .663
      Net realized and unrealized gain (loss)
      on investments                                .290          .112        (.089)     (.038)     (.989)      .872          .5615
      Total from investment operations              .850          .158         .477       .550      (.366)     1.528         1.2245
      -----------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income         (.560)        (.048)       (.567)     (.590)     (.624)     (.658)        (.672)
      Distributions from net realized gain           --            --           --         --       (.350)     (.290)        (.1225)
      -----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  10.72      $  10.43     $  10.32   $  10.41   $  10.45   $  11.79      $  11.21
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                    8.39%         1.53%(b)     4.65%      5.58%     (3.33)%    14.43%        11.79%
===================================================================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver                   0.72%         0.07%(b)     0.75%      0.76%      0.67%      0.68%         0.67%
      Expenses, excluding waiver                   0.85%         0.07%(b)     0.86%      0.86%      0.87%      0.88%         0.87%
      Net investment income                        5.38%         0.44%(b)     5.41%      5.84%      5.63%      5.68%         5.87%
      =============================================================================================================================


                                                                           Class C Shares
                                                   ------------------------------------------
                                                          Year    One Month
                                                   Ended 9/30,  Ended 9/30,       7/15/96(c)
Per Share Operating Performance:                          1997         1996    to 8/31/96
=============================================================================================
Net asset value, beginning of period                   $ 10.43      $ 10.32       $ 10.28
---------------------------------------------------------------------------------------------
      Income from investment operations
      Net investment income                                .485         .039          .068
      Net realized and unrealized gain on investments      .287         .113          .041
      Total from investment operations                     .772         .152          .109
      ---------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                (.482)       (.042)        (.069)
      ---------------------------------------------------------------------------------------
Net asset value, end of period                         $ 10.72      $ 10.43       $ 10.32
---------------------------------------------------------------------------------------------
Total Return(a)                                           7.59%        1.47%(b)      1.16%(b)
=============================================================================================
      Ratios to Average Net Assets:
      Expenses, including waiver                          1.46%        0.13%(b)      0.17%(b)
      Expenses, excluding waiver                          1.59%        0.13%(b)      0.21%(b)
      Net investment income                               4.64%        0.38%(b)      0.65%(b)
      =======================================================================================


                                                   Year     One Month
                                            Ended 9/30,   Ended 9/30,                                              Year Ended 8/31,
Supplemental Data for All Classes:                 1997          1996         1996       1995       1994       1993            1992
===================================================================================================================================
      Net assets, end of period (000)          $273,009      $294,837    $ 291,611   $296,274   $329,474   $336,291       $224,505
      Portfolio turnover rate                    121.97%         2.74%      132.37%    100.20%     86.05%     81.34%        152.79%
      =============================================================================================================================

(a) Total return does not consider the effects of sales loads.
(b) Not annualized.
(c) Commencement of offering Class shares.
    See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") is an open-end management investment company. The Company consists of ten separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940 except for the National Series. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company.

(a) Market value is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income tax.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) The organization expenses of the Hawaii, Washington and Minnesota Series are being amortized evenly over a period of five years from their respective commencement dates of operations.

2. Management Fee and Other Transactions With Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fee or reimburse any Series for certain of its other expenses. Any such other expenses reimbursed are subject to repayment pursuant to a formula based on the expense ratio and size of the Series until five years from the commencement of its operations or the termination of the management agreement, whichever is earlier. As of September 30, 1997, other expenses reimbursed by Lord Abbett and not repaid by the Minnesota Series amounted to $43,480.

Each Series of the Company has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor (1) an annual service fee of (a) 0.25% of the average daily net assets of Class A shares of the Connecticut, Missouri and California Series and (b) 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date for the National, New York, Texas, New Jersey, Hawaii, Washington and Minnesota Series; (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Washington and Minnesota Series will not go into effect until the quarter subsequent to the net assets of each Series reaching $100 million. Pursuant to the Class B Plan of the National Series, the Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of the National, New York and California Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

12b-1 distribution plan expenses for the multiple share class Series were as follows:


                                                  12b-1 Expenses
                                  ----------------------------------------------
Series                               Class A           Class B           Class C
--------------------------------------------------------------------------------
National                          $1,580,638        $   12,902        $  413,830
--------------------------------------------------------------------------------
New York                             747,714                --            63,980
--------------------------------------------------------------------------------
California                           681,060                --           150,927
--------------------------------------------------------------------------------

Lord Abbett received the following commissions on sales of capital stock of the Company after concessions were paid to authorized distributors:


                                                  Lord Abbett      Distributors'
Series                                            Commissions        Concessions
--------------------------------------------------------------------------------
National-Class A                                     $ 81,538           $555,195
--------------------------------------------------------------------------------
New York-Class A                                       38,543            259,477
--------------------------------------------------------------------------------
Texas                                                  13,271             84,500
--------------------------------------------------------------------------------
New Jersey                                             56,028            372,235
--------------------------------------------------------------------------------
Connecticut                                            34,048            223,604
--------------------------------------------------------------------------------
Missouri                                               47,059            304,962
--------------------------------------------------------------------------------
Hawaii                                                 17,550            120,464
--------------------------------------------------------------------------------
Washington                                             12,107             86,464
--------------------------------------------------------------------------------
Minnesota                                              14,813             98,043
--------------------------------------------------------------------------------
California-Class A                                     33,565            233,315
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

Notes to Financial Statements

3. Capital Share Transactions Transactions in shares of capital stock for the single class Series were as follows:

                                                                                                                 Year Ended 9/30/97
                                                         ---------------------------------------------------------------------------
                                                              Texas      New Jersey     Connecticut        Missouri          Hawaii
                                                             Series          Series          Series          Series          Series
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                             293,907       3,287,703         870,633       3,120,760       1,146,282
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of net investment income                                    296,935       1,036,296         325,385         759,387         390,299
------------------------------------------------------------------------------------------------------------------------------------
Total                                                       590,842       4,323,999       1,196,018       3,880,147       1,536,581
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                        (1,151,185)     (5,645,924)     (1,818,788)     (3,389,471)     (3,267,973)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares                              (560,343)     (1,321,925)       (622,770)        490,676      (1,731,392)
------------------------------------------------------------------------------------------------------------------------------------


                                                           Year Ended 9/30/97
                                                   --------------------------
                                                   Washington       Minnesota
                                                       Series          Series
-----------------------------------------------------------------------------
Sales of shares                                       499,734         594,768
-----------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
of net investment income                              443,179          62,448
-----------------------------------------------------------------------------
Total                                                 942,913         657,216
-----------------------------------------------------------------------------
Shares reacquired                                  (2,481,343)       (220,422)
-----------------------------------------------------------------------------
Increase (decrease) in shares                      (1,538,430)        436,794
-----------------------------------------------------------------------------


                                                                                                                 Year Ended 9/30/96
                                                         ---------------------------------------------------------------------------
                                                              Texas      New Jersey     Connecticut        Missouri          Hawaii
                                                             Series          Series          Series          Series          Series
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                             475,866       3,974,605       1,905,589       2,206,553       2,128,597
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
net investment income and realized gain from
investment transactions                                     265,530       1,098,145         339,929         808,814         431,565
------------------------------------------------------------------------------------------------------------------------------------
Total                                                       741,396       5,072,750       2,245,518       3,015,367       2,560,162
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                        (1,377,623)     (6,324,324)     (1,321,872)     (2,584,262)     (2,750,815)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares                              (636,227)     (1,251,574)        923,646         431,105        (190,653)
------------------------------------------------------------------------------------------------------------------------------------


                                                             Year Ended 9/30/96
                                                     --------------------------
                                                     Washington       Minnesota
                                                         Series          Series
-------------------------------------------------------------------------------
Sales of shares                                         860,560         861,206
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
net investment income and realized gain from
investment transactions                                 488,901          57,627
-------------------------------------------------------------------------------
Total                                                 1,349,461         918,833
-------------------------------------------------------------------------------
Shares reacquired                                    (2,109,723)       (137,934)
-------------------------------------------------------------------------------
Increase (decrease) in shares                          (760,262)        780,899
-------------------------------------------------------------------------------

Transactions in multiple class share Series (both shares and dollars) were as follows:

                                                                                                                Year Ended 9/30/97
                                                 ---------------------------------------------------------------------------------
                                                       National Series            New York Series             California Series
Class A                                              Shares         Amount       Shares         Amount       Shares         Amount
---------------------------------------------------------------------------  --------------------------  -------------------------
Sales of shares                                   2,578,744   $ 28,861,551    1,056,307   $ 11,488,124    1,463,320   $ 15,311,560
---------------------------------------------------------------------------  --------------------------  -------------------------
Shares issued to shareholders in reinvestment
of net investment income                          1,544,616     17,301,986      863,665      9,383,144      585,929      6,151,528
---------------------------------------------------------------------------  --------------------------  -------------------------
Total                                             4,123,360     46,163,537    1,919,972     20,871,268    2,049,249     21,463,088
---------------------------------------------------------------------------  --------------------------  -------------------------
Shares reacquired                                (8,359,387)   (93,829,162)  (4,196,395)   (45,604,509)  (4,602,746)   (48,391,373)
---------------------------------------------------------------------------  --------------------------  -------------------------
Decrease in shares                               (4,236,027)  $(47,665,625)  (2,276,423)  $(24,733,241)  (2,553,497)  $(26,928,285)
----------------------------------------------------------------------------------------------------------------------------------


                                                                              Year Ended 9/30/96
                                         --------------------------------------------------------
                                               National Series               New York Series
Class A                                      Shares         Amount         Shares         Amount
-------------------------------------------------------------------    --------------------------
Sales of shares                           3,460,521   $ 38,540,261      1,905,900   $ 20,626,851
-------------------------------------------------------------------    --------------------------
Shares issued to shareholders in
reinvestment of net investment income     1,705,482     18,872,688        953,105     10,302,679
-------------------------------------------------------------------    --------------------------
Total                                     5,166,003     57,412,949      2,859,005     30,929,530
-------------------------------------------------------------------    --------------------------
Shares reacquired                        (7,648,786)   (84,781,412)    (4,489,130)   (48,590,185)
-------------------------------------------------------------------    --------------------------
Increase (decrease) in shares            (2,482,783)  $(27,368,463)    (1,630,125)  $(17,660,655)
-------------------------------------------------------------------    --------------------------


                                         One Month Ended 9/30/96            Year Ended 8/31/96
                                         -----------------------------------------------------
                                             California Series             California Series
Class A                                    Shares         Amount         Shares         Amount
-----------------------------------------------------------------    -------------------------
Sales of shares                           267,904   $  2,778,820      1,920,287   $ 20,210,489
-----------------------------------------------------------------    -------------------------
Shares issued to shareholders in
reinvestment of net investment income      52,730        543,646        654,374      6,851,665
-----------------------------------------------------------------    -------------------------
Total                                     320,634      3,322,466      2,574,661     27,062,154
-----------------------------------------------------------------    -------------------------
Shares reacquired                        (301,434)    (3,124,462)    (4,377,777)   (45,915,889)
-----------------------------------------------------------------    -------------------------
Increase (decrease) in shares              19,200   $    198,004     (1,803,116)  $(18,853,735)
-----------------------------------------------------------------    -------------------------


                                                                                              8/1/96
                                                                           (Commencement of Offering
                                                                                     Class B Shares)
                                                    Year Ended 9/30/97                    to 9/30/96
                                                   ---------------------   -------------------------
                                                      National Series             National Series
Class B                                             Shares        Amount        Shares        Amount
------------------------------------------------------------------------   -------------------------
Sales of shares                                    207,299   $ 2,326,883        59,802   $   661,582
------------------------------------------------------------------------   -------------------------
Shares issued to shareholders in reinvestment
of net investment income                             3,026        33,961            72           786
------------------------------------------------------------------------   -------------------------
Total                                              210,325     2,360,844        59,874       662,368
------------------------------------------------------------------------   -------------------------
Shares reacquired                                   (9,245)     (104,667)       (5,647)      (61,732)
------------------------------------------------------------------------   -------------------------
Increase in shares                                 201,080   $ 2,256,177        54,227   $   600,636
------------------------------------------------------------------------   -------------------------

Notes to Financial Statements

                                                                                                 Year Ended 9/30/97
                                     -------------------------------------------------------------------------------
                                         National Series             New York Series            California Series
Class C                               Shares         Amount       Shares         Amount       Shares         Amount
------------------------------------------------------------   --------------------------  -------------------------
Sales of shares                       392,311   $ 4,413,003        63,012   $   685,216       129,424   $ 1,354,321
------------------------------------------------------------   --------------------------  -------------------------
Shares issued to shareholders in
reinvestment of net investment
income                                103,959     1,164,694        15,946       173,151        34,799       365,308
------------------------------------------------------------   --------------------------  -------------------------
Total                                 496,270     5,577,697        78,958       858,367       164,223     1,719,629
------------------------------------------------------------   --------------------------  -------------------------
Shares reacquired                    (798,706)   (8,922,141)     (203,552)   (2,199,363)     (402,350)   (4,225,243)
------------------------------------------------------------   --------------------------  -------------------------
Decrease in shares                   (302,436)  $(3,344,444)     (124,594)  $(1,340,996)     (238,127)  $(2,505,614)
------------------------------------------------------------   --------------------------  -------------------------


                                                                                     7/15/96
                                                                   (Commencement of Offering
                                                                             Class C Shares)               One Month Ended
                                                                                  to 9/30/96                       9/30/96
                                     -------------------------------------------------------     -------------------------
                                          National Series               New York Series               California Series
Class C                                 Shares         Amount         Shares         Amount         Shares         Amount
--------------------------------------------------------------   ---------------------------     -------------------------
Sales of shares                         69,802   $    770,616         15,695   $    184,291          3,458   $     36,001
--------------------------------------------------------------   ---------------------------     -------------------------
Shares issued to shareholders in
reinvestment of net investment
income                                  17,293        191,259          2,504         26,979          3,091         31,867
--------------------------------------------------------------   ---------------------------     -------------------------
Shares issued to shareholders in
exchange for assets acquired in
tax-free acquisition                 4,072,638     44,391,757        707,908      7,525,059             --             --
--------------------------------------------------------------   ---------------------------     -------------------------
Total                                4,159,733     45,353,632        726,107      7,736,329          6,549         67,868
--------------------------------------------------------------   ---------------------------     -------------------------
Shares reacquired                     (219,636)    (2,418,857)       (38,624)      (414,576)       (12,944)      (134,024)
--------------------------------------------------------------   ---------------------------     -------------------------
Increase (decrease) in shares        3,940,097   $ 42,934,775        687,483   $  7,321,753         (6,395)  $    (66,156)
--------------------------------------------------------------------------------------------------------------------------


                                                        7/15/96
                                      (Commencement of Offering
                                     Class C Shares) to 8/31/96
                                     --------------------------
                                            California Series
Class C                                   Shares         Amount
---------------------------------------------------------------
Sales of shares                           39,504   $    409,510
---------------------------------------------------------------
Shares issued to shareholders in
reinvestment of net investment
income                                     2,635         27,773
---------------------------------------------------------------
Shares issued to shareholders in
exchange for assets acquired in
tax-free acquisition                   1,591,611     16,355,395
---------------------------------------------------------------
Total                                  1,633,750     16,792,678
---------------------------------------------------------------
Shares reacquired                        (35,879)      (373,835)
---------------------------------------------------------------
Increase (decrease) in shares          1,597,871   $ 16,418,843
---------------------------------------------------------------


The Company has 640,000,000 authorized shares outstanding (par value $.001) allocated as follows: 120,000,000 to the National Series, 100,000,000 to each of the New York and California Series, 80,000,000 to the New Jersey Series and 40,000,000 to each of the Texas, Connecticut, Missouri, Hawaii, Washington, and Minnesota Series.

4. Distributions

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, if any, reduced by capital loss carryforwards will be distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. The accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $(7,617,307) for the National Series, $(13,196,339) for the New York Series, $739,620 for the Texas Series, $(187,055) for the New Jersey Series, $(1,910,584) for the Connecticut Series, $(4,371,703) for the Missouri Series, $(2,189,296) for the Hawaii Series, $(2,637,851) for the Washington Series, $(64,191) for the Minnesota Series, and $(21,583,046) for the California Series. The capital loss carryforwards expire in 2003, 2004, 2005 and 2006.

Dividends declared by class for the multiple class share Series were as follows:

                                                   Dividends
                                 -----------------------------------------------
Series                               Class A           Class B           Class C
--------------------------------------------------------------------------------
National                         $33,132,364       $    78,893       $ 1,944,531
--------------------------------------------------------------------------------
New York                          16,381,850                --           302,933
--------------------------------------------------------------------------------
California                        14,195,001                --           714,127
--------------------------------------------------------------------------------


5. Paid In Capital

At September 30, 1997, paid in capital for each Series was as follows:

--------------------------------------------------------------------------------
National            $629,466,201                  Missouri          $137,141,028
--------------------------------------------------------------------------------
New York             300,963,682                  Hawaii              78,106,533
--------------------------------------------------------------------------------
Texas                 86,159,670                  Washington          64,744,958
--------------------------------------------------------------------------------
New Jersey           176,696,920                  Minnesota           10,301,669
--------------------------------------------------------------------------------
Connecticut          116,963,663                  California         280,867,952
--------------------------------------------------------------------------------

Notes to Financial Statements

6. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                         Purchases                   Sales
--------------------------------------------------------------------------------
National                                  $1,541,509,590          $1,579,501,934
--------------------------------------------------------------------------------
New York                                     338,731,995             362,174,980
--------------------------------------------------------------------------------
Texas                                        117,817,662             125,094,590
--------------------------------------------------------------------------------
New Jersey                                   281,664,925             290,097,419
--------------------------------------------------------------------------------
Connecticut                                   43,978,109              49,741,723
--------------------------------------------------------------------------------
Missouri                                      41,871,567              37,318,990
--------------------------------------------------------------------------------
Hawaii                                        23,024,442              29,396,697
--------------------------------------------------------------------------------
Washington                                    92,595,098             101,198,157
--------------------------------------------------------------------------------
Minnesota                                      5,713,225               3,676,004
--------------------------------------------------------------------------------
California                                   341,036,065             362,976,080
--------------------------------------------------------------------------------

Security gains and losses are computed on the identified cost basis. As of September 30, 1997, net unrealized appreciation, unrealized appreciation, and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                              Net Unrealized        Unrealized        Unrealized
Series                          Appreciation      Appreciation      Depreciation
--------------------------------------------------------------------------------
National                         $27,186,155       $29,205,149       $ 2,018,994
--------------------------------------------------------------------------------
New York                          13,672,124        14,900,664         1,228,540
--------------------------------------------------------------------------------
Texas                              4,419,686         4,900,181           480,495
--------------------------------------------------------------------------------
New Jersey                         8,333,227         8,754,588           421,361
--------------------------------------------------------------------------------
Connecticut                        4,827,584         6,034,207         1,206,623
--------------------------------------------------------------------------------
Missouri                           8,025,502         8,112,144            86,642
--------------------------------------------------------------------------------
Hawaii                             3,322,288         3,764,198           441,910
--------------------------------------------------------------------------------
Washington                         4,349,416         4,391,568            42,152
--------------------------------------------------------------------------------
Minnesota                            263,859           318,602            54,743
--------------------------------------------------------------------------------
California                        14,595,509        15,467,572           872,063
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

7. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at September 30, 1997 under a deferred compensation plan were $518,898.

8. California Series

On July 12, 1996, Lord Abbett California Tax-Free Income Fund became a Series of the Company. The California Series changed its fiscal year end from August 31 to September 30 to conform to the fiscal year end of the other Series in the Company. Accordingly, the financial statements of the California Series covered a one-month period from September 1, 1996 to September 30, 1996.

9. Acquisition

On July 12, 1996, the National, New York and California Series of the Company acquired the net assets of the respective Series of Lord Abbett Securities Trust (the "Trust") pursuant to a plan of reorganization approved by the Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of newly issued Class C shares of each Series for shares of the respective Series of the Trust. The number of Class C shares of each Series of the Company issued, the number of shares of each Series of the Trust exchanged, and the aggregate net assets of each Series of the Company and Trust (including net unrealized appreciation (depreciation) and accumulated net realized losses for the Trust) immediately before the acquisition were as follows:

                            Class C Shares      Trust Shares         Net Assets
                                    Issued         Exchanged         Of Company
-------------------------------------------------------------------------------
National                         4,072,638         9,484,046       $625,342,602
-------------------------------------------------------------------------------
New York                           707,908         1,662,757       $312,547,408
-------------------------------------------------------------------------------
California                       1,591,611         3,703,634       $276,270,190
-------------------------------------------------------------------------------

                                                  Unrealized
                                Net Assets      Appreciation    Accumulated Net
                                  Of Trust     (Depreciation)   Realized Losses
-------------------------------------------------------------------------------
National                      $ 44,391,757      $     61,000       $ (2,390,370)
-------------------------------------------------------------------------------
New York                      $  7,525,059      $     (4,439)      $   (825,448)
-------------------------------------------------------------------------------
California                    $ 16,355,395      $    162,427       $ (2,264,239)
-------------------------------------------------------------------------------

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Tax-Free Income Fund, Inc.:

We have audited the accompanying statements of net assets of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series, Minnesota Series, and California Series of Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 1997, the related statements of operations, and of changes in net assets and the financial highlights for the respective periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the National Series, New York Series, Texas Series, New Jersey Series, Connecticut Series, Missouri Series, Hawaii Series, Washington Series, Minnesota Series, and California Series of Lord Abbett Tax-Free Income Fund, Inc. at September 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
October 31, 1997

   Our Management

  Board of Directors

  Robert S. Dow
  E. Wayne Nordberg
  E. Thayer Bigelow*+
  Stewart S. Dixon*
  John C. Jansing*
  C. Alan MacDonald*+
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+
* Outside Director
+ Audit Committee

  Officers

  Robert S. Dow, Chairman and President
  Zane E. Brown, Executive Vice
  President and Portfolio Manager
  Paul A. Hilstad, Vice President
  and Secretary
  Stephen I. Allen, Vice President
  Daniel E. Carper, Vice President
  Daria L. Foster, Vice President
  Robert G. Morris, Vice President
  Robert J. Noelke, Vice President
  E. Wayne Nordberg, Vice President
  John J. Walsh, Vice President
  Laurence H. Kaplan, Vice President
  and Assistant Secretary
  Thomas F. Konop, Vice President
  and Assistant Secretary
  Keith F. O'Connor, Vice President
  and Treasurer
  A. Edward Oberhaus III, Vice President
  Donna McManus, Assistant Treasurer
  Joseph Van Dyke, Assistant Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary

  Investment Manager and
  Underwriter

  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203
  212-848-1800

  Custodian

  The Bank of New York
  New York, NY

  Transfer Agent

  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent

  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors

  Deloitte & Touche LLP
  New York, NY

  Counsel

  Debevoise & Plimpton
  New York, NY

LORD, ABBETT & CO.


  A Tradition of Performance Through
Disciplined
     Investing


[PHOTO: Lisa D'Emic, Zane E. Brown, Richard Smola, Philip Fang and John R. Mousseau]

(standing, left to right)
Lisa D'Emic, portfolio manager

Richard Smola, portfolio manager

Philip Fang, portfolio manager

(seated, left to right)
Zane E. Brown, partner in charge of
fixed income and portfolio manager

John R. Mousseau, director of municipal
bond management and portfolio manager

A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 50 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


About Your Fund's
        Board of
        Directors

The Securities and Exchange Commission (SEC) views the role of the independent Board of Directors as one of the most important components in overseeing a mutual fund. The Board of Directors watches over your Fund's general operations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) and Lord Abbett Distributor LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regarding your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Tax-Free Income Fund's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, C. Alan MacDonald.


                                                      C. Alan MacDonald
                                                      Director -- Lord Abbett
                                                      Tax-Free Income Fund

                                                      [PHOTO OMITTED]

Mr. MacDonald is a graduate of Cornell University's School of Hotel Administration and has over 40 years of corporate management experience. He is currently the Managing Director of Directorship, a firm that focuses on the responsibilities of corporate boards.

Mr. MacDonald serves as director for Fountainhead Water Company, DenAmerica Corp., J.B. Williams and Exigent Diagnostics, Inc. He has been an independent director for all of Lord Abbett's funds since 1988.

    Investing in the
Lord Abbett
        Family of Funds


------------------------------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  INCOME
------------------------------------------------------------------------------------------------------------------------
       Growth Funds            Growth &          Balanced Fund     Income Funds         Tax-Free         Money
                               Income Funds                                             Income Fund      Market Fund
Developing     Global Fund-    Affiliated Fund   Balanced Series   Bond-Debenture       o National       U.S. Government
Growth Fund    Equity Series                                       Fund                 o California     Securities
                               Growth &                                                 o Connecticut    Money Market
International  Mid-Cap         Income Series                       Global Fund-         o Florida        Fund*+
Series         Value Fund                                          Income Series        o Georgia
                               Research Fund-                                           o Hawaii
               Research Fund-  Large-Cap                           Limited Duration     o Michigan
               Small-Cap       Series                              U.S. Government      o Minnesota
               Series                                              Securities Series*   o Missouri
                                                                                        o New Jersey
                                                                   U.S. Government      o New York
                                                                   Securities Series*   o Pennsylvania
                                                                                        o Texas
                                                                                        o Washington

Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your financial adviser provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for Lord Abbett Tax-Free Income Fund.

For more complete information about any other Lord Abbett fund, including charges and expenses, call your financial adviser or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

When you invest in a family of funds, you benefit from:

Diversification. You and your financial adviser can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 28 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.

Numbers to Keep Handy

For Shareholder Account or
Statement Inquiries:
800-821-5129

For Literature:
800-874-3733

For More Information:
800-426-1130

Visit Our Web Site:
http://www.lordabbett.com


* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ There can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.

--------------------------------------------------------------------------------

[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing


LORD ABBETT DISTRIBUTOR LLC                                          LATFI-2-997
------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203             (11/97)